FIDELITY
EQUITY-INCOME
FUND

ANNUAL REPORT
JANUARY 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   33  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  37  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  43  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          44

PROXY VOTING RESULTS   45

OF SPECIAL NOTE        47

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EQUITY-INCOME            12.79%       124.55%       303.14%

Russell 3000 Value                15.82%       142.29%       356.24%

S&P 500 (registered trademark)    32.49%       196.12%       462.78%

Equity Income Funds Average       10.96%       108.86%       264.22%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of U.S. domiciled value oriented stocks - and the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 229 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EQUITY-INCOME            12.79%       17.56%        14.96%

Russell 3000 Value                15.82%       19.36%        16.39%

S&P 500                           32.49%       24.25%        18.86%

Equity Income Funds Average       10.96%       15.76%        13.68%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             Equity-Income               Russell 3000 Value
             00023                       RS008
  1989/01/31      10000.00                    10000.00
  1989/02/28       9910.48                     9864.06
  1989/03/31      10102.77                    10078.78
  1989/04/30      10479.51                    10488.89
  1989/05/31      10729.38                    10905.44
  1989/06/30      10762.34                    10855.97
  1989/07/31      11461.70                    11558.75
  1989/08/31      11601.57                    11840.61
  1989/09/30      11460.47                    11731.28
  1989/10/31      10852.13                    11288.95
  1989/11/30      10997.35                    11412.42
  1989/12/31      11154.41                    11644.18
  1990/01/31      10470.21                    10911.89
  1990/02/28      10486.80                    11186.47
  1990/03/31      10493.96                    11317.43
  1990/04/30      10099.54                    10878.84
  1990/05/31      10749.91                    11758.09
  1990/06/30      10706.37                    11507.62
  1990/07/31      10553.55                    11385.40
  1990/08/31       9734.23                    10362.72
  1990/09/30       9029.89                     9842.23
  1990/10/31       8849.21                     9681.35
  1990/11/30       9404.16                    10348.58
  1990/12/31       9590.50                    10614.23
  1991/01/31      10057.89                    11112.89
  1991/02/28      10763.47                    11875.32
  1991/03/31      10920.09                    12084.43
  1991/04/30      10974.69                    12174.02
  1991/05/31      11547.99                    12634.43
  1991/06/30      11042.98                    12099.19
  1991/07/31      11632.43                    12593.07
  1991/08/31      11894.92                    12832.11
  1991/09/30      11836.76                    12745.02
  1991/10/31      12018.50                    12951.63
  1991/11/30      11543.17                    12296.04
  1991/12/31      12410.41                    13311.23
  1992/01/31      12533.06                    13403.11
  1992/02/29      12915.13                    13753.14
  1992/03/31      12741.03                    13557.34
  1992/04/30      13170.34                    14085.93
  1992/05/31      13299.13                    14177.39
  1992/06/30      13145.90                    14063.27
  1992/07/31      13473.35                    14605.38
  1992/08/31      13203.69                    14171.15
  1992/09/30      13310.04                    14372.99
  1992/10/31      13446.15                    14411.44
  1992/11/30      13888.52                    14917.79
  1992/12/31      14231.71                    15294.64
  1993/01/31      14653.60                    15769.19
  1993/02/28      15006.82                    16283.02
  1993/03/31      15500.40                    16773.99
  1993/04/30      15470.72                    16543.68
  1993/05/31      15747.77                    16891.43
  1993/06/30      15938.07                    17246.25
  1993/07/31      16182.51                    17448.29
  1993/08/31      16726.25                    18082.90
  1993/09/30      16702.25                    18148.37
  1993/10/31      16988.83                    18175.19
  1993/11/30      16717.33                    17791.89
  1993/12/31      17264.40                    18147.33
  1994/01/31      17953.14                    18830.16
  1994/02/28      17463.37                    18242.12
  1994/03/31      16703.98                    17550.15
  1994/04/30      17069.88                    17870.46
  1994/05/31      17287.29                    18053.79
  1994/06/30      17056.65                    17617.91
  1994/07/31      17536.82                    18142.55
  1994/08/31      18150.37                    18683.82
  1994/09/30      17727.30                    18107.63
  1994/10/31      17893.67                    18297.62
  1994/11/30      17158.39                    17558.46
  1994/12/31      17306.39                    17794.38
  1995/01/31      17413.49                    18275.17
  1995/02/28      18061.78                    18993.12
  1995/03/31      18516.15                    19377.04
  1995/04/30      19123.99                    19985.66
  1995/05/31      19749.03                    20786.13
  1995/06/30      20045.41                    21109.56
  1995/07/31      20756.16                    21847.89
  1995/08/31      20912.17                    22190.65
  1995/09/30      21560.87                    22945.39
  1995/10/31      21189.03                    22648.98
  1995/11/30      22199.97                    23772.06
  1995/12/31      22811.56                    24382.96
  1996/01/31      23545.28                    25085.12
  1996/02/29      23773.82                    25293.81
  1996/03/31      24218.95                    25733.02
  1996/04/30      24519.47                    25888.30
  1996/05/31      24826.11                    26243.74
  1996/06/30      24856.78                    26233.35
  1996/07/31      24011.14                    25199.03
  1996/08/31      24579.02                    25958.76
  1996/09/30      25474.98                    26956.08
  1996/10/31      26257.68                    27921.59
  1996/11/30      27891.40                    29892.54
  1996/12/31      27607.61                    29648.30
  1997/01/31      28664.73                    30982.98
  1997/02/28      29122.39                    31421.77
  1997/03/31      28226.89                    30320.88
  1997/04/30      29091.78                    31510.84
  1997/05/31      31031.23                    33345.27
  1997/06/30      32405.56                    34801.72
  1997/07/31      34744.24                    37305.30
  1997/08/31      33275.15                    36160.41
  1997/09/30      35104.49                    38367.74
  1997/10/31      33873.45                    37298.29
  1997/11/30      35011.83                    38823.09
  1997/12/31      35885.30                    39974.37
  1998/01/31      35741.51                    39393.19
  1998/02/28      38055.80                    42018.74
  1998/03/31      39973.69                    44504.69
  1998/04/30      39959.79                    44794.97
  1998/05/31      39452.39                    44042.67
  1998/06/30      39924.80                    44530.48
  1998/07/31      39003.46                    43503.50
  1998/08/31      32875.14                    37000.87
  1998/09/30      34761.07                    39121.56
  1998/10/31      37403.19                    41995.93
  1998/11/30      39092.19                    43886.56
  1998/12/31      40379.73                    45371.14
  1999/01/29      40314.31                    45623.83
IMATRL PRASUN   SHR__CHT 19990131 19990216 134645 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $40,314 - a 303.14% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $45,624 - a 356.24% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Value Index rather than the Standard & Poor's 500 Index. The Russell 3000 Value Index more closely reflects the fund's investment strategy.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

After celebrating many happy
returns in 1998, U.S. stock market
investors found new reasons to
cheer in early 1999, as the
Standard and Poor's 500 Index,
Dow Jones Industrial Average, and
NASDAQ all reached record highs
in January. For the 12-month
period ending January 31, 1999,
the S&P 500 Index - a popular
performance measure of U.S. stock
markets - boasted a 32.49%
return. Remarkable symmetries
between the first month of 1999
and the 11-month period preceding
it were noticeably apparent. As
was the case a year ago, the U.S.
economy demonstrated remarkable
resiliency. The triumvirate of low
inflation, low unemployment and
low interest rates continued to offset
economic uncertainty abroad and
political unrest at home. Extreme
volatility was also evident. But while
the impact of Brazil's currency
devaluation in mid-January did not
quite have the same disastrous
results as Russia's devaluation of the
ruble last August, the aftershocks
were still felt worldwide. Three
separate 0.25% interest-rate cuts by
the Federal Reserve Board late last
fall helped pull the U.S. stock
market out of the tailspin Russia's
actions caused, while Brazil's
battered currency - and U.S.
investors' pulse rates - stabilized
quickly after it was freed to float
against other currencies.

(photograph of Steve Petersen)

An interview with Steve Petersen, Portfolio Manager of Fidelity
Equity-Income Fund

Q. HOW DID THE FUND PERFORM, STEVE?

A. For the 12-month period ending January 31, 1999, the fund returned 12.79%, outperforming the 10.96% return of the equity income funds average, as tracked by Lipper Inc. By comparison, the Russell 3000 Value Index returned 15.82% and the Standard & Poor's 500 Index returned 32.49% during the same period.

Q. STARTING WITH THIS REPORT, THE FUND COMPARES ITS PERFORMANCE WITH THE RUSSELL 3000 VALUE INDEX. WHY?

A. Given the fund's focus on stocks with "value" characteristics, the Russell 3000 Value Index more closely reflects the fund's investment strategy than the S&P 500 index, which measures the performance of both growth and value stocks. The Russell 3000 Value Index focuses more on large, mid- and small-cap companies with value characteristics
- rather than growth stocks. Given that this is an equity-income fund, I look for stocks that have dividend yields either equal to or greater than the S&P 500's. Stocks with "value" characteristics are those that I think are either misperceived or mis-priced, where the company's fundamentals argue for a higher valuation. Or, they may be in the early stages of turning around their operations; they've been weak performers, and now have better fundamentals, so these companies have the potential for better stock-price performance going forward.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. The fund invests primarily in large-capitalization stocks, but its holdings in medium and small companies, as well as its emphasis on dividend-paying stocks rather than growth stocks, negatively affected its performance during the year. The fund's limited technology-stock holdings - which accounted for a significant contribution to the stock market's performance during 1998 - also had a negative impact, as did the higher percentage of energy stocks in the portfolio. Energy stocks suffered as oil and gas prices dropped due to declining demand worldwide, reflecting Asia's economic slowdown. On the other hand, the fund benefited from the strong performance of utilities stocks, in particular from the good performance of telephone company stocks.

Q. WHY DID TELEPHONE COMPANIES DO SO WELL?

A. In general, their earnings were better than expected as these companies went through the process of deregulation. Technology pushed up consumer demand faster than anticipated as consumers added phone lines at a surprising pace, reflecting growing demand for Internet access and data transmission in the home. Telephone companies also successfully cut costs during the year and branched out into different technologies, helping their earnings growth and increasing their attractiveness to investors.

Q. WHICH HOLDINGS PERFORMED PARTICULARLY WELL?

A. AT&T, one of the fund's top holdings, had a great year. After going through a management change, its new leadership has been building the company's competitive strength in the long-distance phone business. Schering-Plough performed strongly during the year. It produces the leading allergy drug, Claritin, and had steady, stronger-than-expected earnings. American Express, another top holding, did well, reflecting its successful transformation over the last few years into a stronger company. General Electric, the fund's number-one holding at the end of the period, continued its good performance. The company recently released a statement that its earnings outlook remains strong. GE was also active in making acquisitions internationally that have the potential to boost earnings.

Q. WHICH HOLDINGS DISAPPOINTED?

A. Energy companies suffered from the significant decline in the price of oil, which dropped $5-$7 per barrel since 1997. As a result, oil companies BP Amoco, Occidental Petroleum, Royal Dutch Petroleum and Chevron all performed poorly. Companies that provide service to the oil companies, such as Halliburton and Schlumberger, fared even worse. That's because oil companies, which tend to spend only the cash flow that they generate, had less business for their suppliers as their revenues declined.

Q. STEVE, WHAT'S YOUR OUTLOOK?

A. Near term, I believe that we're in for more of the same. The U.S. economy looks good, with low inflation and healthy consumer spending. However, worldwide trends are not exceptionally strong, and multinational corporations are still exposed to the problems in Asia, Russia and other emerging markets. In this environment, investors probably will continue to focus on large-capitalization growth companies, rather than small-cap and cyclical stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

FUND NUMBER: 023

TRADING SYMBOL: FEQIX

GOAL: to increase the value of
the fund's shares over the long
term by investing mainly in
income-producing equities

START DATE: May 16, 1966

SIZE: as of January 31,
1999, more than $23 billion

MANAGER: Stephen Petersen,
since 1993; manager,
Fidelity Balanced Fund, 1996
to 1997; manager, various
institutional accounts, since
1987; joined Fidelity in
1980

STEPHEN PETERSEN ON
"THE VALUE PHILOSOPHY":

"The concept of buying value in the
marketplace has been a
challenging one, at least over the
last few years. The spread between
value and growth has been at its
widest in the last 20 years, with
growth stocks outperforming
value stocks dramatically - a
very unusual phenomenon. Value
investing versus growth investing
has been out of favor since 1994,
and, to a more extreme degree,
since the fourth quarter of 1997,
coinciding with the problems in
Asia.

"However, this situation hasn't
deterred me from my
commitment to a value
philosophy, because historically,
whenever there's been such a wide
discrepancy in performance, the
underperformers have generally
snapped back. Over time, the
performance of growth and value
indexes, on average, has not been
all that different on a per-year
basis. So, if investors are not in
value stocks, they could miss out
on significant opportunities
offered by value investing over
time. And, at the point when value
stocks come back, those investors
will also run the risk of missing
that surge of outperformance.
Like diversifying between stocks
and bonds, I believe that
diversifying between growth and
value is a prudent way to invest
within the equity markets."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

General Electric Co.            4.1                      3.6

Citigroup, Inc.                 2.4                      2.5

Fannie Mae                      2.4                      1.9

AT&T Corp.                      2.3                      1.3

American Express Co.            2.2                      2.3

BP Amoco PLC sponsored ADR      2.1                      1.8

Philip Morris Companies, Inc.   2.1                      1.8

Bank One Corp.                  2.1                      1.0

BankAmerica Corp.               1.8                      1.4

Bank of New York Co., Inc.      1.7                      1.5

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         25.3                     26.6

UTILITIES                       13.7                     10.2

ENERGY                          9.6                      9.8

INDUSTRIAL MACHINERY &          8.8                      7.9
EQUIPMENT

BASIC INDUSTRIES                5.9                      6.2


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *

Stocks  93.4%
Bonds 0.5%
Convertible
securities 5.8%
Short-term
investments 0.3%
*FOREIGN
INVESTMENTS 9.3%

Row: 1, Col: 1, Value: 93.4
Row: 1, Col: 2, Value: 0.5
Row: 1, Col: 3, Value: 5.8
Row: 1, Col: 4, Value: 0.3

AS OF JULY 31, 1998 **

Stocks  93.1%
Bonds 0.1%
Convertible
securities 6.3%
Short-term
investments 0.5%
**FOREIGN
INVESTMENTS 11.2%

Row: 1, Col: 1, Value: 93.1
Row: 1, Col: 2, Value: 0.1
Row: 1, Col: 3, Value: 6.3
Row: 1, Col: 4, Value: 0.5




INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 93.4%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 3.7%

AEROSPACE & DEFENSE - 2.5%

AlliedSignal, Inc.                3,486,900                $ 135,989

Harsco Corp.                      1,763,000                 47,050

Textron, Inc.                     2,305,400                 171,608

United Technologies Corp.         1,871,500                 223,527

                                                            578,174

DEFENSE ELECTRONICS - 0.9%

Northrop Grumman Corp.            396,100                   22,578

Raytheon Co.:

Class A                           112,556                   6,275

Class B                           3,292,600                 184,180

                                                            213,033

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            1,043,600                 60,659

TOTAL AEROSPACE & DEFENSE                                   851,866

BASIC INDUSTRIES - 5.7%

CHEMICALS & PLASTICS - 2.5%

Dow Chemical Co.                  177,900                   15,666

du Pont (E.I.) de Nemours &       1,528,100                 78,220
Co.

Great Lakes Chemical Corp.        1,899,300                 71,936

Hanna (M.A.) Co.                  1,814,200                 20,070

Hercules, Inc.                    1,762,100                 47,467

Hoechst AG                        1,039,600                 45,348

IMC Global, Inc.                  1,969,200                 35,815

Lawter International, Inc.        706,600                   7,508

Millennium Chemicals, Inc.        1,541,857                 26,597

Monsanto Co.                      1,682,900                 80,043

Nalco Chemical Co.                964,200                   26,516

Olin Corp.                        1,300,700                 30,729

Solutia, Inc.                     2,330,100                 44,563

Union Carbide Corp.               1,014,000                 40,116

Witco Corp.                       1,391,500                 21,394

                                                            591,988

IRON & STEEL - 0.3%

Dofasco, Inc.                     1,613,100                 21,669

Inland Steel Industries, Inc.     1,551,495                 23,466
(f)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

Nucor Corp.                       326,100                  $ 15,979

USX-U.S. Steel Group              581,100                   15,145

                                                            76,259

METALS & MINING - 1.2%

Alcan Aluminium Ltd.              2,496,100                 64,170

Alcoa, Inc.                       2,049,694                 171,406

Kaiser Aluminum Corp. (a)         685,101                   3,511

Noranda, Inc.                     248,300                   2,678

Phelps Dodge Corp.                721,400                   31,336

                                                            273,101

PACKAGING & CONTAINERS - 0.1%

Tupperware Corp.                  637,000                   13,098

PAPER & FOREST PRODUCTS - 1.6%

Bowater, Inc.                     558,600                   21,820

Champion International Corp.      1,328,800                 46,591

Domtar, Inc.                      2,284,800                 13,607

Fort James Corp.                  1,130,700                 40,564

Georgia-Pacific Corp.             1,187,000                 76,562

Kimberly-Clark Corp.              1,919,000                 95,590

Weyerhaeuser Co.                  1,437,400                 77,799

                                                            372,533

TOTAL BASIC INDUSTRIES                                      1,326,979

CONSTRUCTION & REAL ESTATE -
1.7%

BUILDING MATERIALS - 0.5%

American Standard Companies,      1,039,500                 35,733
Inc. (a)

Masco Corp.                       1,956,700                 63,226

Sherwin-Williams Co.              947,700                   24,285

                                                            123,244

CONSTRUCTION - 0.0%

Alstom SA                         578,200                   13,826

ENGINEERING - 0.2%

EG & G, Inc.                      823,400                   23,364

Fluor Corp.                       378,500                   14,430

                                                            37,794

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE - 0.0%

Fastighets AB Tornet              528,030                  $ 7,847

Mandamus AB (a)                   57,815                    318

                                                            8,165

REAL ESTATE INVESTMENT TRUSTS
- 1.0%

Alexandria Real Estate            232,800                   6,649
Equities, Inc.

Crescent Real Estate Equities     1,357,800                 28,768
Co.

Duke Realty Investments, Inc.     358,200                   8,239

Equity Office Properties Trust    886,000                   22,593

Equity Residential Properties     1,154,300                 46,966
Trust (SBI)

Macerich Co.                      469,400                   11,559

Public Storage, Inc.              545,600                   13,879

Starwood Hotels & Resorts         2,990,900                 74,773
Worldwide, Inc.

Weeks Corp.                       360,700                   9,919

                                                            223,345

TOTAL CONSTRUCTION & REAL                                   406,374
ESTATE

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES -
2.1%

Bayerische Motoren Werke          20,700                    14,649
(BMW) AG

Bayerische Motoren Werke          7,940                     5,502
(BMW) AG (RFD) (a)

DaimlerChrysler AG (Reg.)         1,252,105                 129,671

Eaton Corp.                       578,900                   40,306

Ford Motor Co.                    1,671,800                 102,711

Meritor Automotive, Inc.          1,338,400                 23,338

Navistar International Corp.      602,100                   20,509
(a)

Pep Boys-Manny, Moe & Jack        39,588                    624

Snap-On, Inc.                     1,669,800                 56,773

TRW, Inc.                         1,621,700                 77,943

Volvo AB Class B                  593,500                   16,025

                                                            488,051

CONSUMER DURABLES - 0.2%

Minnesota Mining &                541,100                   42,003
Manufacturing Co.

CONSUMER ELECTRONICS - 0.3%

General Motors Corp. Class H      481,200                   23,699
(a)

Newell Co.                        830,000                   34,497

                                                            58,196

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.5%

Dexter Corp.                      1,027,800                $ 30,127

Kellwood Co.                      818,000                   22,700

Liz Claiborne, Inc.               484,100                   18,517

NIKE, Inc. Class B                1,032,300                 47,228

Unifi, Inc.                       438,000                   7,309

                                                            125,881

TOTAL DURABLES                                              714,131

ENERGY - 9.5%

ENERGY SERVICES - 0.9%

Halliburton Co.                   4,670,600                 138,658

Schlumberger Ltd.                 1,725,700                 82,186

                                                            220,844

OIL & GAS - 8.6%

Amerada Hess Corp.                1,536,700                 72,993

Anadarko Petroleum Corp.          1,205,100                 32,613

BP Amoco PLC                      6,415,552                 86,744

BP Amoco PLC sponsored ADR        5,983,327                 485,397

Burlington Resources, Inc.        1,895,000                 57,324

Chevron Corp.                     2,885,041                 215,657

Coastal Corp. (The)               1,007,500                 30,036

Conoco, Inc. Class A (a)          1,478,200                 29,472

Elf Aquitaine SA sponsored ADR    1,761,700                 96,233

Exxon Corp.                       2,103,800                 148,186

Mobil Corp.                       915,000                   80,234

Occidental Petroleum Corp.        3,782,500                 56,974

Phillips Petroleum Co.            1,490,400                 57,567

Royal Dutch Petroleum Co. (NY     4,283,200                 171,596
Registry Gilder 1.25)

Santa Fe Energy Resources,        863,275                   5,018
Inc. (a)

Texaco, Inc.                      130,633                   6,189

Tosco Corp.                       200                       4

Total SA:

Class B                           1,315,943                 134,720

sponsored ADR                     1,791,992                 91,728

Ultramar Diamond Shamrock         912,900                   20,084
Corp.

Unocal Corp.                      980,089                   27,933

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

USX-Marathon Group                3,318,900                $ 75,505

Valero Energy Corp.               337,500                   6,349

                                                            1,988,556

TOTAL ENERGY                                                2,209,400

FINANCE - 24.3%

BANKS - 9.2%

Bank of New York Co., Inc.        11,057,034                392,525

Bank of Nova Scotia               1,547,100                 33,272

Bank One Corp.                    9,089,229                 476,048

BankAmerica Corp.                 6,235,417                 416,994

Chase Manhattan Corp.             2,276,100                 175,117

Comerica, Inc.                    1,895,739                 118,365

National Bank of Canada           4,722,100                 73,275

Royal Bank of Canada              619,200                   32,001

U.S. Bancorp                      3,928,500                 132,341

Wells Fargo & Co.                 8,161,168                 285,131

                                                            2,135,069

CREDIT & OTHER FINANCE - 7.0%

American Express Co.              5,069,800                 521,556

Associates First Capital          4,827,404                 195,812
Corp. Class A

Citigroup, Inc.                   9,943,400                 557,452

Fleet Financial Group, Inc.       2,916,596                 129,242

Household International, Inc.     5,240,278                 230,245

                                                            1,634,307

FEDERAL SPONSORED CREDIT - 2.7%

Fannie Mae                        7,605,400                 554,244

Freddie Mac                       443,200                   27,478

SLM Holding Corp.                 853,900                   37,625

                                                            619,347

INSURANCE - 3.9%

Allstate Corp.                    5,397,970                 202,761

American Bankers Insurance        619,100                   28,479
Group, Inc.

Berkshire Hathaway, Inc.:

Class A (a)                       1,057                     68,705

Class B (a)                       21                        45

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Chubb Corp. (The)                 488,800                  $ 28,717

CIGNA Corp.                       731,900                   60,290

Conseco, Inc.                     651,444                   20,154

Fremont General Corp. (f)         3,571,256                 80,800

Hartford Financial Services       3,407,200                 176,961
Group, Inc.

Highlands Insurance Group,        787,590                   10,239
Inc. (a)(f)

Marsh & McLennan Companies,       475,800                   29,916
Inc.

PMI Group, Inc.                   598,900                   25,678

Reliastar Financial Corp.         2,172,221                 90,011

Torchmark Corp.                   1,584,100                 51,978

Travelers Property Casualty       1,267,700                 36,526
Corp. Class A

                                                            911,260

SAVINGS & LOANS - 1.1%

Washington Mutual, Inc.           5,914,380                 248,404

SECURITIES INDUSTRY - 0.4%

First Marathon, Inc. Class A      1,146,000                 14,219
(non-vtg.)

Lehman Brothers Holdings,         917,060                   50,152
Inc.

Nomura Securities Co. Ltd.        652,000                   5,679

Waddell & Reed Financial, Inc.:

Class A                           613,235                   12,955

Class B                           387,946                   8,123

                                                            91,128

TOTAL FINANCE                                               5,639,515

HEALTH - 5.8%

DRUGS & PHARMACEUTICALS - 4.5%

American Home Products Corp.      3,735,200                 219,210

Bristol-Myers Squibb Co.          1,846,900                 236,749

Lilly (Eli) & Co.                 706,600                   66,200

Merck & Co., Inc.                 1,475,800                 216,574

Schering-Plough Corp.             5,586,200                 304,448

                                                            1,043,181

MEDICAL EQUIPMENT & SUPPLIES
- 0.9%

Baxter International, Inc.        1,075,800                 76,315

Becton, Dickinson & Co.           320,500                   11,458

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Johnson & Johnson                 1,287,800                $ 109,463

Pall Corp.                        887,500                   20,579

                                                            217,815

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     4,784,700                 86,723

Humana, Inc. (a)                  14,300                    256

United HealthCare Corp.           222,400                   9,952

                                                            96,931

TOTAL HEALTH                                                1,357,927

HOLDING COMPANIES - 0.1%

U.S. Industries, Inc.             959,860                   18,117

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.5%

ELECTRICAL EQUIPMENT - 5.4%

Alcatel Alsthom Compagnie         587,565                   67,570
Generale d'Electricite SA
(RFD)

Emerson Electric Co.              1,667,300                 97,016

General Electric Co.              9,204,100                 965,272

Honeywell, Inc.                   412,900                   26,916

Loral Space & Communications      634,300                   13,955
Ltd. (a)

Siemens AG                        1,194,900                 84,834

                                                            1,255,563

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

Case Corp.                        591,300                   11,198

Coltec Industries, Inc. (a)       650,700                   11,916

Ingersoll-Rand Co.                1,358,400                 64,524

Parker-Hannifin Corp.             1,213,300                 37,309

Stewart & Stevenson Services,     506,000                   4,269
Inc.

Tyco International Ltd.           4,716,070                 363,432

                                                            492,648

POLLUTION CONTROL - 1.0%

Allied Waste Industries, Inc.     1,211,000                 24,674
(a)

Browning-Ferris Industries,       2,029,282                 55,805
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - CONTINUED

Ogden Corp.                       1,080,800                $ 28,101

Waste Management, Inc.            2,459,720                 122,832

                                                            231,412

TOTAL INDUSTRIAL MACHINERY &                                1,979,623
EQUIPMENT

MEDIA & LEISURE - 3.8%

BROADCASTING - 1.7%

CBS Corp.                         3,342,614                 113,649

Infinity Broadcasting Corp.       666,000                   18,440
Class A (a)

Time Warner, Inc.                 4,157,173                 259,823

                                                            391,912

ENTERTAINMENT - 1.0%

King World Productions, Inc.      976,400                   26,729
(a)

Viacom, Inc. Class B              2,329,000                 197,965
(non-vtg.) (a)

                                                            224,694

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   1,073,300                 26,497

LODGING & GAMING - 0.1%

Circus Circus Enterprises,        961,000                   13,094
Inc. (a)

Mirage Resorts, Inc. (a)          774,800                   11,089

                                                            24,183

PUBLISHING - 0.4%

American Greetings Corp.          474,300                   18,735
Class A

Harcourt General, Inc.            1,112,500                 53,400

Reader's Digest Association,      1,134,800                 32,626
Inc. Class A (non-vtg.)

                                                            104,761

RESTAURANTS - 0.5%

McDonald's Corp.                  1,447,600                 114,089

TOTAL MEDIA & LEISURE                                       886,136

NONDURABLES - 5.1%

AGRICULTURE - 0.3%

Edperbrascan Corp. Class A        6,169,050                 81,644
(ltd. vtg.)

BEVERAGES - 0.6%

Anheuser-Busch Companies,         907,100                   64,121
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

PepsiCo, Inc.                     625,300                  $ 24,426

Seagram Co. Ltd.                  928,100                   44,219

                                                            132,766

FOODS - 0.5%

Bestfoods                         634,100                   31,903

Corn Products International,      856,300                   22,745
Inc.

Goodman Fielder Ltd.              5,085,305                 4,937

Heinz (H.J.) Co.                  879,400                   49,521

Nabisco Holdings Corp. Class A    412,800                   17,363

                                                            126,469

HOUSEHOLD PRODUCTS - 1.6%

Avon Products, Inc.               714,200                   26,381

Clorox Co.                        545,500                   68,256

Gillette Co.                      821,500                   48,263

Procter & Gamble Co.              630,400                   57,288

Unilever NV                       26,400                    2,018

Unilever NV (NY shares)           588,800                   45,043

Unilever PLC                      11,656,600                118,387

                                                            365,636

TOBACCO - 2.1%

Dimon, Inc.                       685,850                   4,544

Philip Morris Companies, Inc.     10,155,000                477,285

                                                            481,829

TOTAL NONDURABLES                                           1,188,344

PRECIOUS METALS - 0.1%

Newmont Mining Corp.              1,280,700                 22,652

RETAIL & WHOLESALE - 3.9%

APPAREL STORES - 1.4%

Charming Shoppes, Inc. (a)        1,334,600                 4,921

Footstar, Inc. (a)                1,130,354                 28,612

Intimate Brands, Inc. Class A     366,100                   14,598

Limited, Inc. (The)               2,148,539                 73,319

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Payless ShoeSource, Inc. (a)      544,100                  $ 28,327

TJX Companies, Inc.               6,160,446                 182,118

                                                            331,895

GENERAL MERCHANDISE STORES -
2.5%

Consolidated Stores Corp. (a)     500,000                   8,344

Dayton Hudson Corp.               1,876,100                 119,601

Federated Department Stores,      2,575,240                 107,677
Inc. (a)

Hudson's Bay Co.                  1,289,500                 13,397

Hudson's Bay Co. (g)              642,800                   6,678

Wal-Mart Stores, Inc.             3,716,200                 319,593

                                                            575,290

TOTAL RETAIL & WHOLESALE                                    907,185

SERVICES - 0.9%

LEASING & RENTAL - 0.1%

Ryder Systems, Inc.               1,402,100                 34,176

PRINTING - 0.4%

Donnelley (R.R.) & Sons Co.       1,302,600                 49,092

New England Business Service,     587,800                   19,434
Inc.

Wallace Computer Services,        896,600                   21,518
Inc.

                                                            90,044

SERVICES - 0.4%

ACNielsen Corp. (a)               1,474,433                 33,728

Dun & Bradstreet Corp.            787,300                   24,013

Manpower, Inc.                    705,500                   17,373

Modis Professional Services,      1,003,500                 14,613
Inc. (a)

                                                            89,727

TOTAL SERVICES                                              213,947

TECHNOLOGY - 3.4%

COMPUTER SERVICES & SOFTWARE
- 0.9%

Electronic Data Systems Corp.     2,208,500                 115,808

First Data Corp.                  1,172,000                 44,902

NCR Corp. (a)                     928,400                   45,260

                                                            205,970

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

International Business            876,500                  $ 160,619
Machines Corp.

Unisys Corp. (a)                  4,529,771                 150,049

Xerox Corp.                       125,543                   15,567

                                                            326,235

ELECTRONIC INSTRUMENTS - 0.0%

Thermo Electron Corp. (a)         534,000                   8,878

ELECTRONICS - 1.1%

AMP, Inc.                         951,712                   50,084

Motorola, Inc.                    2,356,500                 170,257

Texas Instruments, Inc.           356,100                   35,209

                                                            255,550

TOTAL TECHNOLOGY                                            796,633

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.4%

AMR Corp. (a)                     444,900                   26,138

Viad Corp.                        1,966,500                 56,414

                                                            82,552

RAILROADS - 1.0%

Burlington Northern Santa Fe      4,065,400                 140,764
Corp.

CSX Corp.                         2,229,800                 89,749

Union Pacific Corp.               253,400                   13,034

                                                            243,547

TOTAL TRANSPORTATION                                        326,099

UTILITIES - 12.4%

ELECTRIC UTILITY - 3.1%

Allegheny Energy, Inc.            2,456,600                 77,690

American Electric Power Co.,      2,112,500                 92,554
Inc.

Avista Corp.                      1,445,700                 26,745

Central & South West Corp.        911,600                   24,100

CILCORP, Inc.                     325,000                   18,728

CINergy Corp.                     1,083,198                 33,918

CMP Group, Inc.                   892,900                   16,072

CMS Energy Corp.                  297,400                   12,732

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Consolidated Edison, Inc.         1,007,350                $ 49,801

DPL, Inc.                         2,038,475                 38,604

Duke Energy Corp.                 859,227                   53,111

Entergy Corp.                     4,190,800                 123,367

Niagara Mohawk Power Corp. (a)    3,055,600                 46,789

PG&E Corp.                        2,713,598                 86,666

Pinnacle West Capital Corp.       485,200                   19,408

                                                            720,285

GAS - 0.4%

Questar Corp.                     2,305,700                 38,476

Sempra Energy                     2,704,551                 62,205

                                                            100,681

TELEPHONE SERVICES - 8.9%

ALLTEL Corp.                      1,143,200                 73,808

Ameritech Corp.                   3,687,800                 240,168

AT&T Corp.                        5,994,800                 544,028

Bell Atlantic Corp.               6,012,992                 360,780

BellSouth Corp.                   4,249,000                 189,612

GTE Corp.                         2,563,400                 173,030

MCI WorldCom, Inc. (a)            2,763,693                 220,405

Pathnet, Inc. warrants            1,040                     10
4/15/08 (a)(g)

SBC Communications, Inc.          3,638,600                 196,484

Sprint Corp. (FON Group)          693,900                   58,201

SUNCOM Telecommunications,        2,855,214                 -
Inc. warrants 6/30/01 (a)

                                                            2,056,526

TOTAL UTILITIES                                             2,877,492

TOTAL COMMON STOCKS                                         21,722,420
(Cost $14,122,553)

PREFERRED STOCKS - 4.0%



CONVERTIBLE PREFERRED STOCKS
- 4.0%

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.2%

Monsanto Co. $1.625 ACES          939,300                   45,908

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Republic Industries, Inc.         465,300                  $ 7,270
$1.55 ACES

ENERGY - 0.1%

OIL & GAS - 0.1%

Occidental Petroleum Corp.        329,200                   15,946
$3.00

Tosco Financing Trust $2.875      76,600                    3,466
(g)

                                                            19,412

FINANCE - 1.0%

CLOSED END INVESTMENT COMPANY
- 0.1%

Readers Digest Automatic          985,200                   27,524
Common Exchange  Trust $1.93
TRACES

CREDIT & OTHER FINANCE - 0.5%

DECS Trust (Dimon) $2.008         93,000                    802

Federal-Mogul Financing Trust     183,500                   12,180
$3.50

Life Re Corp./Life Re Capital     83,800                    6,337
Trust II $3.96

Union Pacific Capital Trust:

$3.125 TIDES (g)                  817,600                   40,880

$3.125                            823,100                   41,155

WBK Trust $3.135 STRYPES          423,400                   13,761

                                                            115,115

INSURANCE - 0.2%

Aetna, Inc. Class C, $4.7578      335,700                   26,898
PRIDES

Conseco, Inc. $3.50 PRIDES        363,200                   14,573

                                                            41,471

SECURITIES INDUSTRY - 0.2%

Merrill Lynch & Co., Inc.         329,100                   7,035
$2.39 STRYPES

Salomon Smith Barney
Holdings, Inc.:

$2.03 DECS                        490,100                   22,300

$3.48 DECS                        129,500                   8,806

                                                            38,141

TOTAL FINANCE                                               222,251

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications
Ltd. Series C:

$3.00 (g)                         388,600                  $ 23,510

$3.00                             302,300                   18,289

                                                            41,799

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll Rand Co./Ingersoll      1,126,900                 23,383
Rand Finance $0.195  Growth
PRIDES

TOTAL INDUSTRIAL MACHINERY &                                65,182
EQUIPMENT

MEDIA & LEISURE - 0.9%

BROADCASTING - 0.7%

Evergreen Media Corp. $3.00       395,800                   46,012
(g)

MediaOne Group, Inc.:

$3.63 PIES                        528,700                   43,486

Class D $2.25                     763,500                   84,749

                                                            174,247

ENTERTAINMENT - 0.2%

Premier Parks, Inc. $4.05 PIES    581,100                   34,866

PUBLISHING - 0.0%

Taylor (J.N.) Holdings Ltd.       956,400                   -
9.5% (a)

Tribune Co. $1.75 DECS            216,300                   5,110

TOTAL MEDIA & LEISURE                                       214,223

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands
International, Inc.:

Series A, $2.875                  474,500                   16,845

Series B, $3.75                   178,500                   7,620

                                                            24,465

RETAIL & WHOLESALE - 0.2%

GENERAL MERCHANDISE STORES -
0.2%

K mart Financing I $3.875         607,400                   38,114

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Wang Laboratories, Inc.:

$3.25 (g)                         228,300                  $ 11,215

$3.25                             276,100                   13,563

                                                            24,778

UTILITIES - 1.1%

CELLULAR - 0.2%

AirTouch Communications, Inc.     698,400                   54,737
Class B, $1.74 DECS

ELECTRIC UTILITY - 0.5%

Houston Industries, Inc.          612,600                   65,165
$3.216 ACES

Texas Utilities Co. $1.6575       986,600                   46,053
Growth PRIDES

                                                            111,218

GAS - 0.2%

Enron Corp. Series J, $10.50      31,800                    28,652

Williams Companies, Inc.          166,600                   25,698
$3.50 (a)

                                                            54,350

TELEPHONE SERVICES - 0.2%

Qwest Trends Trust $2.04 (g)      802,000                   43,709

TOTAL UTILITIES                                             264,014

TOTAL CONVERTIBLE PREFERRED                                 925,617
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

California Federal Preferred      63,160                    1,658
Capital Corp. $2.28

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CSC Holdings, Inc. 11.125%        40,072                    4,628
pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             11,949                   $ 1,153

TOTAL MEDIA & LEISURE                                       5,781

TOTAL NONCONVERTIBLE                                        7,439
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                      933,056
(Cost $708,860)



CORPORATE BONDS - 2.3%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)

CONVERTIBLE BONDS - 1.8%

CONSTRUCTION & REAL ESTATE -
0.0%

BUILDING MATERIALS - 0.0%

Hexcel Corp. 7% 8/1/03            B2          $ 6,758                                  6,082

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Liberty Property LP 8.3%          Ba2          1,358                                   1,604
7/1/01

TOTAL CONSTRUCTION & REAL                                                              7,686
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Magna International, Inc.         Baa1         6,040                                   6,134
4.875% 2/15/05 (g)

CONSUMER ELECTRONICS - 0.2%

Matsushita Electric
Industrial Co. Ltd.:

1.3% 3/29/02                      Aa2    JPY   959,000                                 10,564

1.4% 3/31/04                      Aa2    JPY   442,000                                 4,926

Sunbeam Corp. 0% 3/25/18 (g)      Caa2         128,730                                 16,252

                                                                                       31,742

TOTAL DURABLES                                                                         37,876

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

FINANCE - 0.0%

INSURANCE - 0.0%

Loews Corp. 3.125% 9/15/07        A2          $ 9,210                                 $ 7,385

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.1%

Jacor Communications, Inc.        B3           7,150                                   3,647
liquid yield  option notes:
0% 2/9/18

 0% 6/12/11                       B3           18,492                                  17,752

                                                                                       21,399

LODGING & GAMING - 0.0%

Hilton Hotels Corp. 5% 5/15/06    Baa3         5,634                                   5,409

PUBLISHING - 0.3%

News America Holdings, Inc.       Baa3         99,380                                  63,106
liquid yield option notes:
0% 3/11/13

TOTAL MEDIA & LEISURE                                                                  89,914

NONDURABLES - 0.1%

AGRICULTURE - 0.1%

Edperbrascan Corp. 7% 5/31/06     -      CAD   14,000                                  12,970
(g)

FOODS - 0.0%

Chiquita Brands                   B3           1,680                                   1,562
International, Inc.  7%
3/28/01

TOTAL NONDURABLES                                                                      14,532

RETAIL & WHOLESALE - 0.3%

APPAREL STORES - 0.1%

Baker (J.), Inc. 7% 6/1/02        B3           13,300                                  8,645

Charming Shoppes, Inc. 7.5%       B2           5,338                                   4,671
7/15/06

                                                                                       13,316

DRUG STORES - 0.0%

Rite Aid Corp.:

5.25% 9/15/02 (g)                 Baa2         670                                     978

5.25% 9/15/02                     -            230                                     336

                                                                                       1,314

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)             VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Amazon.com, Inc. 4.75% 2/1/99     Caa3        $ 18,470                                $ 18,470
(g)

Home Depot, Inc. 3.25% 10/1/01    A1           11,260                                  29,726

                                                                                       48,196

TOTAL RETAIL & WHOLESALE                                                               62,826

SERVICES - 0.2%

ADT Operations, Inc. liquid       Baa1         19,295                                  40,440
yield option notes 0% 7/6/10

TECHNOLOGY - 0.6%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Softkey International, Inc.       -            29,030                                  28,595
5.5% 11/1/00 (g)

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Apple Computer, Inc. 6% 6/1/01    Caa1         16,500                                  24,100

Quantum Corp. 7% 8/1/04           B2           16,080                                  16,000

                                                                                       40,100

ELECTRONICS - 0.3%

Micron Technology, Inc. 7%        B2           36,417                                  47,843
7/1/04

Solectron Corp. 0% 1/27/19 (g)    Baa3         40,870                                  19,362

                                                                                       67,205

TOTAL TECHNOLOGY                                                                       135,900

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

Continental Airlines, Inc.        B2           9,150                                   11,072
6.75% 4/15/06 (g)

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

Cam-Net Communications            -            4,225                                   -
Network, Inc. 11.5% 4/4/99
(h)(i)

TOTAL CONVERTIBLE BONDS                                                                407,631

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)             VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - 0.5%

DURABLES - 0.1%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Daimlerchrysler Luxemborg SA      A1     DEM   9,740                                  $ 10,635
4.125% 7/5/03 unit

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

GS Escrow Corp. 7% 8/1/03         Ba1          4,000                                   3,985

Macsaver Financial Services,      Ba1          2,000                                   1,590
Inc. 7.875% 8/1/03

                                                                                       5,575

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Tenet Healthcare Corp. 8.125%     Ba3          5,330                                   5,477
12/1/08 (g)

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Adelphia Communications Corp.:

7.75% 1/15/09 (g)                 B1           6,660                                   6,752

9.875% 3/1/07                     B1           3,920                                   4,371

Century Communications Corp.      Ba3          3,440                                   1,840
0% 1/15/08

CSC Holdings, Inc. 7.875%         Ba2          1,200                                   1,270
2/15/18

Falcon Holding Group              B2           2,660                                   1,862
LP/Falcon Funding Corp. 0%
4/15/10 (e)

FrontierVision Operating          B3           640                                     714
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Iridium Operating LLC/Iridium     B3           1,980                                   1,653
Capital Corp. 10.875% 7/15/05

NTL, Inc. 11.5% 10/1/08 (g)       B3           14,280                                  16,244

Telewest PLC 0% 10/1/07 (e)       B1           3,640                                   3,158

                                                                                       37,864

ENTERTAINMENT - 0.0%

Regal Cinemas, Inc. 8.875%        B3           6,660                                   6,527
12/15/10 (g)

LODGING & GAMING - 0.0%

HMH Properties, Inc. 7.875%       Ba2          2,110                                   2,041
8/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)             VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.0%

Dominos, Inc. 10.375% 1/15/09     B3          $ 2,220                                 $ 2,287
(g)

TOTAL MEDIA & LEISURE                                                                  48,719

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          B2           3,910                                   3,822
Corp. 9% 11/1/06 (g)

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Amazon.com, Inc. 0% 5/1/08 (e)    Caa2         2,220                                   1,426

TECHNOLOGY - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2           1,540                                   1,478
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.0%

ICG Services, Inc. 0% 5/1/08      -            3,170                                   1,704
(e)

TOTAL TECHNOLOGY                                                                       3,182

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

Kitty Hawk, Inc. 9.95%            B1           480                                     482
11/15/04

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.:

0% 9/15/07 (e)                    B2           9,990                                   6,818

12% 11/1/08 (g)                   B2           4,160                                   4,649

Teligent, Inc. 0% 3/1/08 (e)      Caa1         6,430                                   3,151

                                                                                       14,618

TELEPHONE SERVICES - 0.1%

GST Network Funding, Inc. 0%      -            3,190                                   1,451
5/1/08 (e)(g)

Hyperion Telecommunications,      B3           530                                     562
Inc. 12.25% 9/1/04

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)             VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Level 3 Communications, Inc.      B3          $ 7,910                                 $ 4,667
0% 12/1/08 (e)(g)

McLeodUSA, Inc. 9.5% 11/1/08      B2           1,970                                   2,118
(g)

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B3           5,550                                   5,411

10.75% 11/15/08 (g)               B3           4,000                                   4,150

Pathnet, Inc. 12.25% 4/15/08      -            1,040                                   572

Qwest Communications              Ba1          3,060                                   3,244
International, Inc. 7.5%
11/1/08 (g)

WinStar Communications, Inc.      Caa1         2,710                                   1,911
0% 10/15/05 (e)

                                                                                       24,086

TOTAL UTILITIES                                                                        38,704

TOTAL NONCONVERTIBLE BONDS                                                             118,022

TOTAL CORPORATE BONDS                                                                  525,653
(Cost $456,596)

COMMERCIAL MORTGAGE
SECURITIES - 0.0%



Bardell Associates Note Trust     -            2,512                                   2,669
12.5%  11/1/08 (h) (Cost
$2,559)

INDEXED SECURITIES - 0.0%



OTHER SECURITIES - 0.0%

Merrill Lynch & Co. Inc.          Aa3          5,000                                   5,450
Japan Index equity
participation securities 0%
1/31/00 (Cost $4,188)



CASH EQUIVALENTS - 0.3%

                                MATURITY AMOUNT (000S)                VALUE (NOTE 1) (000S)

Investments in repurchase       $ 4,901                               $ 4,899
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.25%,
dated 1/29/99 due 2/1/99

                                SHARES

Taxable Central Cash Fund (c)    52,730,325                            52,730

TOTAL CASH EQUIVALENTS                                                 57,629
(Cost $57,629)

TOTAL INVESTMENT IN                                                   $ 23,246,877
SECURITIES - 100%
(Cost $15,352,385)


SECURITY TYPE ABBREVIATIONS

ACES                         -   Automatic Common Exchange
                                 Securities

DECS                         -   Dividend Enhanced Convertible
                                 Stock/Debt Exchangeable for
                                 Common Stock

PIES                         -   Premium Income  Equity
                                 Securities

PRIDES                       -   Preferred Redeemable
                                 Increased Dividend  Equity
                                 Securities

STRYPES                      -   Structured Yield Product
                                 Exchangeable for  Common Stock

TIDES                        -   Term Income Deferred Equity
                                 Securities

TRACES                       -   Trust Automatic Common
                                 Exchange Securities

CURRENCY ABBREVIATIONS

CAD                          -   Canadian dollar

DEM                          -   German deutsche mark

JPY                          -   Japanese yen

LEGEND
(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Affiliated company (see Note 9 of Notes to Financial Statements).

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $350,701,000 or 1.5% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                      ACQUISTION DATE  ACQUISITION COST (000S)

Bardell Associates   Note     4/19/94          $ 2,559
Trust 12.5%   11/1/08

Cam-Net   Communications      4/12/96          $ 2,673
Network, Inc.   11.5% 4/4/99

(i) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $15,361,350,000. Net unrealized appreciation aggregated $7,885,527,000, of which $8,900,387,000 related to appreciated investment securities and $1,014,860,000 related to depreciated investment securities.

The fund hereby designates approximately $1,129,171,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                        JANUARY
                                         31, 1999

ASSETS

Investment in securities, at             $ 23,246,877
value (including repurchase
agreements of $4,899) (cost
$15,352,385) -  See
accompanying schedule

Receivable for investments                163,488
sold

Receivable for fund shares                31,801
sold

Dividends receivable                      38,196

Interest receivable                       5,320

Other receivables                         609

 TOTAL ASSETS                             23,486,291

LIABILITIES

Payable for investments        $ 79,263
purchased

Payable for fund shares         71,299
redeemed

Accrued management fee          9,519

Other payables and accrued      4,610
expenses

Collateral on securities        55,015
loaned, at value

 TOTAL LIABILITIES                        219,706

NET ASSETS                               $ 23,266,585

Net Assets consist of:

Paid in capital                          $ 14,871,287

Undistributed net investment              20,609
income

Accumulated undistributed net             480,050
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               7,894,639
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 419,496                  $ 23,266,585
shares outstanding

NET ASSET VALUE, offering                 $55.46
price and redemption price
per share ($23,266,585
(divided by) 419,496 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                         YEAR
                                             ENDED
                                             JANUARY 31, 1999

INVESTMENT INCOME                            $ 472,675
Dividends (including $1,314
received from affiliated
issuers)

Interest (including income on                 47,973
securities loaned of $1,877)

                                              520,648

Less foreign taxes withheld                   (7,085)

 TOTAL INCOME                                 513,563

EXPENSES

Management fee                   $ 110,429

Transfer agent fees               43,058

Accounting and security           962
lending fees

Non-interested trustees'          115
compensation

Custodian fees and expenses       776

Registration fees                 492

Audit                             95

Legal                             160

Interest                          25

Reports to shareholders           985

Miscellaneous                     75

 Total expenses before            157,172
reductions

 Expense reductions               (3,839)     153,333

NET INVESTMENT INCOME                         360,230

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,220,677
(including realized gain of
$8,966 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (2,111)     1,218,566

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,066,316

 Assets and liabilities in        (118)       1,066,198
foreign currencies

NET GAIN (LOSS)                               2,284,764

NET INCREASE (DECREASE) IN                   $ 2,644,994
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 360,230                    $ 350,823
income

 Net realized gain (loss)         1,218,566                    947,882

 Change in net unrealized         1,066,198                    2,658,073
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       2,644,994                    3,956,778
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (359,850)                    (352,802)
From net investment income

 From net realized gain           (993,948)                    (774,993)

 TOTAL DISTRIBUTIONS              (1,353,798)                  (1,127,795)

Share transactions Net            6,654,024                    6,976,733
proceeds from sales of shares

 Reinvestment of distributions    1,317,537                    1,101,392

 Cost of shares redeemed          (7,268,343)                  (4,658,832)

 NET INCREASE (DECREASE) IN       703,218                      3,419,293
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,994,414                    6,248,276
IN NET ASSETS

NET ASSETS

 Beginning of period              21,272,171                   15,023,895

 End of period (including        $ 23,266,585                 $ 21,272,171
undistributed net investment
income of $20,609 and
$21,363, respectively)

OTHER INFORMATION
Shares

 Sold                             120,581                      141,602

 Issued in reinvestment of        24,642                       22,381
distributions

 Redeemed                         (133,223)                    (94,339)

 Net increase (decrease)          12,000                       69,644



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED JANUARY 31,

                                 1999                     1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 52.20                  $ 44.47   $ 39.15   $ 30.89   $ 35.19
of period

Income from Investment
Operations

 Net investment income            .85 B                    .94 B     1.01 B    .93       1.02

 Net realized and unrealized      5.65                     9.79      7.17      9.65      (2.12)
 gain (loss)

 Total from investment            6.50                     10.73     8.18      10.58     (1.10)
operations

Less Distributions

 From net investment income       (.85)                    (.96)     (1.02)    (.96)     (.98)

 From net realized gain           (2.39)                   (2.04)    (1.84)    (1.36)    (2.22)

 Total distributions              (3.24)                   (3.00)    (2.86)    (2.32)    (3.20)

Net asset value, end of period   $ 55.46                  $ 52.20   $ 44.47   $ 39.15   $ 30.89

TOTAL RETURN A                    12.79%                   24.69%    21.74%    35.21%    (3.01)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,267                 $ 21,272  $ 15,024  $ 11,010  $ 7,439
(in millions)

Ratio of expenses to average      .67%                     .67%      .68%      .68%      .70%
net assets

Ratio of expenses to average      .66% C                   .65% C    .66% C    .67% C    .69% C
net assets after expense
reductions

Ratio of net investment           1.54%                    1.90%     2.46%     2.86%     3.37%
income to average net assets

Portfolio turnover rate           30%                      23%       30%       39%       50%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties

2. OPERATING POLICIES - CONTINUED

FOREIGN CURRENCY CONTRACTS - CONTINUED

do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

OPTIONS. The fund may use options to manage its exposure to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options.

2. OPERATING POLICIES - CONTINUED

OPTIONS - CONTINUED

Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,669,000 or 0.01% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the fund had no investments in loans and other direct debt instruments.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,272,515,000 and $6,882,601,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20% (.18% prior to

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEES - CONTINUED

December 1, 1998). In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .47% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,362,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $59,261,000 and $49,119,000, respectively. The weighted average interest rate was 5.74%. Interest expense includes $24,000 paid under the interfund lending program.

6. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $52,414,000. The fund received cash collateral of $55,015,000.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement,

7. BANK BORROWINGS - CONTINUED

the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $2,309,000. The weighted average interest rate was 5.81%. Interest expense includes $1,000 paid under the bank borrowing program.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,113,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $21,000 and $1,705,000, respectively, under these arrangements.

9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS               PURCHASE SALES    DIVIDEND VALUE
AFFILIATE                          COST     COST     INCOME
Fremont General Corp.              $ 3,528  $ 4,766  $ 1,105  $ 80,800
Highlands Insurance Group, Inc.      780      -        -        10,239
Inland Steel Industries, Inc.        8,529    14,903   138      23,466
Zurn Industries, Inc.                -        1,585    71       -
TOTALS                             $ 12,837 $ 21,254 $ 1,314  $ 114,505

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at January 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
March 11, 1999

DISTRIBUTIONS


The Board of Trustees of Fidelity Equity-Income Fund voted to pay on March 8, 1999, to shareholders of record at the opening of business on March 5, 1999, a distribution of $0.78 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.18 per share from net investment income.

A total of 97% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 18, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF                % OF
               VOTES CAST          VOTES CAST
RALPH F. COX
Affirmative    11,686,179,596.28   90.301

Withheld       1,255,148,568.70    9.699

TOTAL          12,941,328,164.98   100.000

PHYLLIS BURKE DAVIS
Affirmative    11,682,992,125.34   90.277

Withheld       1,258,336,039.64    9.723

TOTAL          12,941,328,164.98   100.000

ROBERT M. GATES
Affirmative    11,681,467,382.29   90.265

Withheld       1,259,860,782.69    9.735

TOTAL          12,941,328,164.98   100.000

EDWARD C. JOHNSON 3D
Affirmative    11,683,371,215.62   90.280

Withheld       1,257,956,949.36    9.720

TOTAL          12,941,328,164.98   100.000

E. BRADLEY JONES
Affirmative    11,669,294,690.53   90.171

Withheld       1,272,033,474.45    9.829

TOTAL          12,941,328,164.98   100.000

DONALD J. KIRK
Affirmative    11,689,271,881.03   90.325

Withheld       1,252,056,283.95    9.675

TOTAL          12,941,328,164.98   100.000

               # OF                % OF
               VOTES CAST          VOTES CAST
PETER S. LYNCH
Affirmative    11,690,803,868.46   90.337

Withheld       1,250,524,296.52    9.663

TOTAL          12,941,328,164.98   100.000

WILLIAM O. MCCOY
Affirmative    11,690,491,696.56   90.335

Withheld       1,250,836,468.42    9.665

TOTAL          12,941,328,164.98   100.000

GERALD C. MCDONOUGH
Affirmative    11,674,205,667.03   90.209

Withheld       1,267,122,497.95    9.791

TOTAL          12,941,328,164.98   100.000

MARVIN L. MANN
Affirmative    11,689,754,284.66   90.329

Withheld       1,251,573,880.32    9.671

TOTAL          12,941,328,164.98   100.000

ROBERT C. POZEN
Affirmative    11,687,715,714.99   90.313

Withheld       1,253,612,449.99    9.687

TOTAL          12,941,328,164.98   100.000

THOMAS R. WILLIAMS
Affirmative    11,675,479,177.58   90.219

Withheld       1,265,848,987.40    9.781

TOTAL          12,941,328,164.98   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Equity-Income Fund.

               # OF                % OF
               VOTES CAST          VOTES CAST
Affirmative    9,210,889,448.60    87.555

Against        110,634,040.18      1.052

Abstain        1,198,538,538.38    11.393

TOTAL          10,520,062,027.16   100.000

PROPOSAL 3

To adopt an Amended and Restated Declaration of Trust.

                      # OF                % OF
                      VOTES CAST          VOTES CAST
Affirmative           10,550,495,730.26   81.926

Against               613,430,706.07      4.764

Abstain               1,714,127,002.49    13.310

TOTAL                 12,878,053,438.82   100.000

Broker   Non-Votes    63,274,726.16

PROPOSAL 4

To approve an amended management contract for Equity-Income Fund.

               # OF                % OF
               VOTES CAST          VOTES CAST
Affirmative    8,481,020,437.93    80.618

Against        472,957,372.40      4.495

Abstain        1,566,084,216.83    14.887

TOTAL          10,520,062,027.16   100.000

PROPOSAL 5

To approve a Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Fund.

               # OF                % OF
               VOTES CAST          VOTES CAST
Affirmative    8,336,422,698.51    79.243

Against        595,656,690.79      5.662

Abstain        1,587,982,637.86    15.095

TOTAL          10,520,062,027.16   100.000

PROPOSAL 6

To adopt a new fundamental investment policy for Equity-Income Fund to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.

               # OF                % OF
               VOTES CAST          VOTES CAST
Affirmative    7,870,520,285.52    74.814

Against        1,058,097,429.10    10.058

Abstain        1,591,444,312.54    15.128

TOTAL          10,520,062,027.16   100.000

PROPOSAL 7

To amend Equity-Income Fund's fundamental investment limitation concerning diversification, to exclude securities of other investment companies from the limitation.

               # OF                % OF
               VOTES CAST          VOTES CAST
Affirmative    7,630,800,111.98    72.536

Against        1,428,870,045.79    13.582

Abstain        1,460,391,869.39    13.882

TOTAL          10,520,062,027.16   100.000

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen R. Petersen, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann  *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

* INDEPENDENT TRUSTEES

EQU-ANN-0399  72338
1.471443.101

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS

Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY
REAL ESTATE INVESTMENT
PORTFOLIO

ANNUAL REPORT
JANUARY 31, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   14  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  18  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  23  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          24

PROXY VOTING RESULTS   25

OF SPECIAL NOTE        27

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY REAL ESTATE               -18.98%      47.90%        186.99%

S&P 500 (registered trademark)     32.49%       196.12%       462.78%

Wilshire Real Estate Securities    -18.06%      52.42%        56.34%

Real Estate Funds Average          -16.20%      41.82%        127.84%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs) - and the performance of the S&P 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 104 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY REAL ESTATE               -18.98%      8.14%         11.12%

S&P 500                            32.49%       24.25%        18.86%

Wilshire Real Estate Securities    -18.06%      8.80%         4.57%

Real Estate Funds Average          -16.20%      6.97%         8.41%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Real Estate                 S&P 500
Wilshire Real Estate
             00303                       SP001
WA005
  1989/01/31      10000.00                    10000.00
   10000.00
  1989/02/28      10033.30                     9751.00
   10026.00
  1989/03/31      10110.47                     9978.20
   10096.18
  1989/04/30      10380.98                    10496.07
   10279.93
  1989/05/31      10572.60                    10921.16
   10456.75
  1989/06/30      10935.12                    10858.91
   10573.86
  1989/07/31      11484.16                    11839.47
   10908.00
  1989/08/31      11644.30                    12071.52
   10792.37
  1989/09/30      11506.88                    12022.03
   10768.63
  1989/10/31      11077.69                    11743.12
   10230.20
  1989/11/30      11216.89                    11982.68
   10077.77
  1989/12/31      11263.72                    12270.26
   10073.74
  1990/01/31      11017.07                    11446.92
    9599.26
  1990/02/28      10946.60                    11594.59
    9595.42
  1990/03/31      11005.33                    11901.85
    9573.35
  1990/04/30      10862.56                    11604.30
    9387.63
  1990/05/31      10814.97                    12735.72
    9346.33
  1990/06/30      10982.00                    12649.12
    9364.08
  1990/07/31      11054.33                    12608.64
    9005.44
  1990/08/31      10270.77                    11468.82
    7953.60
  1990/09/30       9757.56                    10910.29
    7031.78
  1990/10/31       9476.32                    10863.37
    6525.49
  1990/11/30      10075.47                    11565.15
    6791.08
  1990/12/31      10284.23                    11887.81
    6703.48
  1991/01/31      11242.93                    12406.12
    7355.72
  1991/02/28      11591.55                    13293.16
    7788.24
  1991/03/31      12358.23                    13614.86
    8482.17
  1991/04/30      12698.71                    13647.53
    8413.47
  1991/05/31      13001.36                    14237.10
    8543.88
  1991/06/30      12582.95                    13585.05
    8122.66
  1991/07/31      12850.94                    14218.11
    8088.55
  1991/08/31      12914.75                    14555.08
    7990.68
  1991/09/30      13289.44                    14312.01
    7899.58
  1991/10/31      13069.88                    14503.79
    7721.84
  1991/11/30      12940.73                    13919.29
    7465.48
  1991/12/31      14314.44                    15511.65
    8046.29
  1992/01/31      15178.01                    15223.14
    8425.27
  1992/02/29      14850.90                    15421.04
    8404.21
  1992/03/31      14759.87                    15120.33
    8222.68
  1992/04/30      14548.26                    15564.86
    8086.18
  1992/05/31      14984.71                    15641.13
    8118.53
  1992/06/30      14812.30                    15408.08
    7874.16
  1992/07/31      15465.00                    16038.27
    7903.29
  1992/08/31      15504.96                    15709.48
    7783.95
  1992/09/30      15933.13                    15894.86
    8079.74
  1992/10/31      16107.49                    15950.49
    8166.20
  1992/11/30      16402.55                    16494.40
    8236.42
  1992/12/31      17107.06                    16697.28
    8641.66
  1993/01/31      17948.84                    16837.54
    9242.25
  1993/02/28      18383.30                    17066.53
    9689.58
  1993/03/31      19707.21                    17426.63
   10339.75
  1993/04/30      18818.26                    17004.91
    9753.48
  1993/05/31      18585.77                    17460.64
    9600.35
  1993/06/30      19069.58                    17511.28
    9851.88
  1993/07/31      19193.76                    17441.23
   10051.88
  1993/08/31      19497.33                    18102.25
   10260.96
  1993/09/30      20397.70                    17962.87
   10725.78
  1993/10/31      20063.76                    18334.70
   10424.38
  1993/11/30      18895.00                    18160.52
    9969.88
  1993/12/31      19247.44                    18380.26
    9957.92
  1994/01/31      19403.46                    19005.19
   10256.65
  1994/02/28      20353.77                    18490.15
   10676.15
  1994/03/31      19625.81                    17683.98
   10181.84
  1994/04/30      19897.60                    17910.33
   10295.88
  1994/05/31      20326.73                    18204.06
   10510.04
  1994/06/30      19719.38                    17758.06
   10302.99
  1994/07/31      19676.07                    18340.53
   10326.69
  1994/08/31      19589.46                    19092.49
   10319.46
  1994/09/30      19356.52                    18624.72
   10147.12
  1994/10/31      18584.01                    19043.78
    9775.74
  1994/11/30      17928.11                    18350.20
    9393.51
  1994/12/31      19639.75                    18622.34
   10121.50
  1995/01/31      18776.79                    19105.22
    9794.58
  1995/02/28      19074.36                    19849.75
   10101.15
  1995/03/31      19149.89                    20435.51
   10159.73
  1995/04/30      18848.55                    21037.34
   10086.58
  1995/05/31      19541.62                    21878.20
   10420.45
  1995/06/30      19949.91                    22386.43
   10601.77
  1995/07/31      20300.71                    23128.76
   10772.45
  1995/08/31      20712.52                    23186.82
   10903.88
  1995/09/30      21080.74                    24165.30
   11104.51
  1995/10/31      20494.30                    24079.03
   10760.27
  1995/11/30      20602.33                    25136.10
   10872.18
  1995/12/31      21783.57                    25620.22
   11502.76
  1996/01/31      22175.93                    26492.33
   11661.50
  1996/02/29      22254.40                    26737.92
   11892.40
  1996/03/31      22271.35                    26995.40
   11988.73
  1996/04/30      22239.61                    27393.32
   12042.68
  1996/05/31      22699.95                    28099.79
   12311.23
  1996/06/30      23070.12                    28206.85
   12557.45
  1996/07/31      23150.51                    26960.67
   12445.69
  1996/08/31      24163.34                    27529.27
   12974.63
  1996/09/30      24939.24                    29078.62
   13299.00
  1996/10/31      25703.85                    29880.61
   13659.40
  1996/11/30      26907.70                    32139.28
   14226.27
  1996/12/31      29674.69                    31502.60
   15744.21
  1997/01/31      30036.77                    33470.89
   15969.35
  1997/02/28      30135.52                    33733.30
   15992.01
  1997/03/31      30142.88                    32347.20
   16046.39
  1997/04/30      29196.25                    34278.32
   15528.09
  1997/05/31      30026.63                    36365.19
   15990.82
  1997/06/30      31644.05                    37994.35
   16783.97
  1997/07/31      32851.45                    41017.56
   17336.16
  1997/08/31      32650.22                    38719.76
   17207.87
  1997/09/30      35937.87                    40840.44
   19381.23
  1997/10/31      34888.83                    39476.37
   18557.53
  1997/11/30      35125.71                    41303.73
   18930.53
  1997/12/31      36022.69                    42012.91
   19352.68
  1998/01/31      35423.78                    42477.58
   19079.81
  1998/02/28      34772.02                    45541.06
   18835.59
  1998/03/31      35693.63                    47873.22
   19206.65
  1998/04/30      34433.00                    48354.82
   18601.64
  1998/05/31      33982.78                    47523.60
   18423.07
  1998/06/30      33803.06                    49454.01
   18325.42
  1998/07/31      31419.74                    48927.32
   17049.97
  1998/08/31      28454.24                    41853.41
   15278.48
  1998/09/30      29903.08                    44534.54
   16134.08
  1998/10/31      29406.84                    48156.98
   15913.04
  1998/11/30      29719.29                    51075.78
   16212.20
  1998/12/31      29321.30                    54018.76
   15980.37
  1999/01/29      28698.65                    56277.83
   15633.60
IMATRL PRASUN   SHR__CHT 19990131 19990218 142244 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Real Estate Investment Portfolio on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $28,699 - a 186.99% increase on the initial investment. For comparison, look at how both the Wilshire Real Estate Securities Index and Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Wilshire Real Estate Securities Index would have grown to $15,634 - a 56.34% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $56,278 - a 462.78% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

After celebrating many happy
returns in 1998, U.S. stock market
investors found new reasons to
cheer in early 1999, as the
Standard and Poor's 500 Index,
Dow Jones Industrial Average, and
NASDAQ all reached record highs
in January. For the 12-month
period ending January 31, 1999,
the S&P 500 Index - a popular
performance measure of U.S. stock
markets - boasted a 32.49%
return. Remarkable symmetries
between the first month of 1999
and the 11-month period preceding
it were noticeably apparent. As
was the case a year ago, the U.S.
economy demonstrated remarkable
resiliency. The triumvirate of low
inflation, low unemployment and
low interest rates continued to offset
economic uncertainty abroad and
political unrest at home. Extreme
volatility was also evident. But while
the impact of Brazil's currency
devaluation in mid-January did not
quite have the same disastrous
results as Russia's devaluation of the
ruble last August, the aftershocks
were still felt worldwide. Three
separate 0.25% interest-rate cuts by
the Federal Reserve Board late last
fall helped pull the U.S. stock
market out of the tailspin Russia's
actions caused, while Brazil's
battered currency - and U.S.
investors' pulse rates - stabilized
quickly after it was freed to float
against other currencies.

(photograph of Steve Buller)

An interview with Steve Buller, Portfolio Manager of Fidelity Real Estate Investment Portfolio

Q. HOW DID THE FUND PERFORM, STEVE?

A. It was a difficult period for the fund. For the 12 months that ended January 31, 1999, the fund returned -18.98%. This performance slightly lagged the real estate funds average tracked by Lipper Inc. and the Wilshire Real Estate Securities Index, which returned -16.20% and -18.06%, respectively, during the same period. The Standard & Poor's 500 Index returned 32.49% during the period.

Q. WHY DID THE FUND UNDERPERFORM THE AVERAGE AND THE INDEX?

A. Despite some positive economic and business fundamentals, the real estate investment trust (REIT) market stumbled for a number of reasons. Fears of overbuilding and that REITs were unjustifiably bidding up property prices soured investor sentiment. During the fall of 1998, the credit crunch caused by the near-collapse of the hedge fund Long-Term Capital Management essentially shut down the commercial mortgage backed securities market as a source of new construction financing. As a result, overbuilding was not a major problem for the market. However, the inability to raise new capital did reduce the number of new projects and lowered expected growth rates for the real estate sector. The fund's underperformance relative to the average and the index was due primarily to two holdings in the fund, Starwood Hotels & Resorts and Patriot American Hospitality. These REITs were especially hard hit by legislative changes that prohibited paired-share REITs - common stocks of two different entities under the same management that trade as one unit - from acting in the same management capacity for new properties.

Q. DID ANY OTHER MARKET FORCES INFLUENCE THE BEARISH INVESTMENT
ENVIRONMENT?

A. 1998 was a transition time for REITs. Coming out of the real estate depression of the late `80's and 1990, REITs were bought and sold like growth stocks. Unusually high returns were achieved and REITs became expensive from 1991 to 1997. However, over the past year, the real estate market has moved into a more balanced environment - where supply and demand for property are near equilibrium. This environment lends itself to annual returns that are in the area of 10% to 15%, so the perception that REITs no longer could provide the potential returns of aggressive growth stocks drove their stock prices even lower, and many investors left the market.

Q. HOW DID THE VARIOUS SECTORS OF THE REIT MARKET PERFORM?

A. By the second half of 1998, there really was no place to hide as just about every REIT declined in value. Hotel and office space REITs were hardest hit. These sectors were hurt primarily by the perception of overbuilding, weakened demand in certain regions and the negative impact of legislative changes. The REIT bear market was kindest to retail real estate and manufactured housing, while apartments also provided stable returns.

Q. DID YOU PURSUE ANY SPECIFIC STRATEGY TO MINIMIZE RISKS TO THE FUND IN THIS DIFFICULT MARKET?

A. When I took over the fund on October 1, 1998, I reduced the number of holdings in the fund and lowered the fund's exposure to foreign stocks. I did not want to expose the fund to currency risk and I saw better opportunities in the U.S. In an effort to reduce risk and minimize losses to the fund, I moved some fund assets into REITs with higher dividend yields because they provided more stability in this declining market.

Q. WERE THERE ANY BRIGHT SPOTS FOR THE FUND?

A. As I mentioned earlier, the retail sector performed the best for the fund. Apartment Investment & Management Co., a REIT that operates diversified apartment communities, held up fairly well due to its reliable earnings and strong fundamental business outlook. Kimco Realty, a REIT involved in the ownership and operation of community shopping centers, also provided stable returns.

Q. WHAT'S YOUR OUTLOOK, STEVE?

A. The underlying business fundamentals of many REITs seems to warrant annual returns in the area of 12% to 15%, with approximately half of that return derived from dividend income. If REIT buyers begin to adopt realistic return expectations, then I believe the market can improve and provide consistent gains. The underlying businesses are good, driven by a relatively strong economy. A reduced supply of new properties combined with steady demand should also help performance.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: above-average income
and long-term capital growth
by investing mainly in the
equity securities of
companies in the real estate
industry

FUND NUMBER: 303

TRADING SYMBOL: FRESX

START DATE: November 17,
1986

SIZE: as of January 31,
1999, more than $1.0 billion

MANAGER: Steven Buller, since
October 1998; manager,
associate portfolio manager,
Fidelity Real Estate Investment
Portfolio, since 1997;
manager, Fidelity Select
Environmental Services,
1997-1998; analyst, high
income group 1992-1995;
joined Fidelity in 1992

STEVE BULLER ON THE INTERNET'S
POTENTIAL IMPACT ON THE
REIT MARKET:

"The euphoria and hype
surrounding Internet stocks
clearly reflect the huge growth
potential of these companies.
However, I think investors may be
overestimating the potential
impact on retail real estate stocks.
The Internet is in many ways simply
another form of catalog shopping.
The VCR did not destroy the movie
theater, but rather changed the
way theaters did business.
Advances in telecommunications
have changed our work
environment, but have not
dramatically reduced the need for
traditional office space. Similarly,
I don't believe the Internet will
lead to the death of the mall.

"A more likely scenario is that
while retail shopping over the
Internet may accelerate the
consolidation of bad retail real
estate property, good retail real
estate will always be in high
demand. This was certainly the
case during the past year as
consumers continued to visit the
malls in droves and provided solid
sales growth. As a result, retail
REITs were among the strongest
performers within the REIT
market. As usual, however, one of
the keys to financial success will
be to understand how the changing
business environment influences
our investments and to use this
knowledge to locate the best
opportunities."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

Public Storage, Inc.              7.1                      5.7

Starwood Hotels & Resorts         7.0                      7.7
Worldwide, Inc.

Apartment Investment &            6.1                      4.3
Management Co.   Class A

Mack-Cali Realty Corp.            5.9                      4.8

Equity Office Properties Trust    5.9                      2.8

Duke Realty Investments, Inc.     5.1                      5.5

Equity Residential Properties     4.1                      2.3
Trust (SBI)

Reckson Associates Realty Corp.   4.0                      3.4

Simon Property Group, Inc.        3.8                      2.5

New Plan Excel Realty Trust       3.5                      2.7

TOP FIVE REIT SECTORS AS OF
JANUARY 31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

Office Buildings                  26.8                     24.2

Industrial Buildings              20.1                     18.9

Apartments                        17.1                     12.9

Shopping Centers                  9.6                      8.7

Hotels                            9.5                      12.1


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *

Stocks 97.4%
Convertible
securities 0.1%
Short-term
investments 2.5%
*FOREIGN
INVESTMENTS 3.1%

Row: 1, Col: 1, Value: 97.4
Row: 1, Col: 2, Value: 0.1
Row: 1, Col: 3, Value: 2.5

AS OF JULY 31, 1998 **

Stocks 94.8%
Convertible
securities 0.4%
Short-term
investments 4.8%
**FOREIGN
INVESTMENTS 4.1%


Row: 1, Col: 1, Value: 94.8
Row: 1, Col: 2, Value: 0.4
Row: 1, Col: 3, Value: 4.8




INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 97.4%

                                 SHARES                    VALUE (NOTE 1) (000S)

REAL ESTATE - 4.6%

OPERATORS, NON-RESIDENTAL -
1.7%

CR Leasing & Development, Inc.:

Class A (d)                       46                       $ 0

Class B (non-vtg.) (d)            216                       2

Ramco-Gershenson Properties       118,500                   1,829
Trust (SBI)

Trizec Hahn Corp. (sub-vtg.)      830,700                   16,931

                                                            18,762

REAL ESTATE AGENTS - 0.4%

Rouse Co. (The)                   183,500                   4,335

REAL ESTATE DEALERS - 0.1%

Excel Legacy Corp. (a)            391,300                   1,443

REAL ESTATE, GENERAL - 1.6%

Boardwalk Equities, Inc. (a)      1,482,400                 14,224

Boardwalk Equities, Inc.          254,100                   2,438
(a)(c)

                                                            16,662

SUBDIVIDED REAL ESTATE
DEVELOPMENT - 0.8%

Catellus Development Corp. (a)    549,000                   8,441

TOTAL REAL ESTATE                                           49,643

REAL ESTATE INVESTMENT TRUSTS
- 92.5%

REITS - APARTMENTS - 17.1%

Apartment Investment &            1,755,500                 65,612
Management Co. Class A

Archstone Communities Trust       142,900                   2,795

AvalonBay Communities, Inc.       790,404                   25,342

BRE Properties, Inc. Class A      508,800                   12,211

Camden Property Trust (SBI)       408,800                   10,169

Colonial Properties Trust         342,000                   9,362
(SBI)

Equity Residential Properties     1,079,962                 43,941
Trust (SBI)

Home Properties of N.Y., Inc.     211,361                   5,482

Pennsylvania Real Estate          104,000                   2,080
Investment Trust

Post Properties, Inc.             210,000                   7,823

                                                            184,817

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

REITS - FACTORY OUTLETS - 0.1%

Tanger Factory Outlet             30,600                   $ 616
Centers, Inc.

REITS - HOTELS - 9.4%

FelCor Lodging Trust, Inc.        341,400                   7,447

Innkeepers USA Trust              783,124                   9,104

Patriot American Hospitality,     565,711                   3,041
Inc. unit

Starwood Hotels & Resorts         2,999,783                 74,995
Worldwide, Inc.

Sunstone Hotel Investors,         780,000                   6,484
Inc.

                                                            101,071

REITS - INDUSTRIAL BUILDINGS
- 20.1%

AMB Property Corp.                243,400                   5,385

Bedford Property Investors,       494,800                   7,700
Inc.

CenterPoint Properties Trust      860,000                   28,058

Duke Realty Investments, Inc.     2,402,368                 55,254

Liberty Property Trust (SBI)      614,700                   14,522

Public Storage, Inc.              2,990,200                 76,064

Spieker Properties, Inc.          582,900                   19,819

Weeks Corp.                       365,700                   10,057

                                                            216,859

REITS - MALLS - 7.4%

CBL & Associates Properties,      249,800                   6,151
Inc.

General Growth Properties,        509,500                   17,641
Inc.

Simon Property Group, Inc.        1,571,500                 41,350

Taubman Centers, Inc.             160,000                   2,080

Urban Shopping Centers, Inc.      418,000                   12,932

                                                            80,154

REITS - MOBILE HOME PARKS -
2.0%

Manufactured Home                 345,500                   8,184
Communities, Inc.

Sun Communities, Inc.             415,000                   13,954

                                                            22,138

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

REITS - OFFICE BUILDINGS -
26.8%

Arden Realty Group, Inc.          90,000                   $ 2,025

Boston Properties, Inc.           757,100                   24,606

Brandywine Realty Trust           190,100                   3,137

Crescent Real Estate Equities     1,504,100                 31,868
Co.

Crocker Realty, Inc.:

Class A (d)                       1,497                     16

Class B (non-vtg.) (d)            1,521,600                 16,235

Equity Office Properties Trust    2,482,710                 63,309

Glenborough Realty Trust,         1,191,100                 20,919
Inc.

Mack-Cali Realty Corp.            2,148,900                 64,198

PS Business Parks, Inc.           248,360                   5,635

PS Business Parks, Inc. (d)       453,134                   10,280

Reckson Associates Realty         1,974,800                 43,446
Corp.

SL Green Realty Corp.             154,400                   3,127

                                                            288,801

REITS - SHOPPING CENTERS - 9.6%

Bradley Real Estate, Inc.         632,555                   12,730
(SBI)

Kimco Realty Corp.                635,700                   24,792

Konover Property Trust, Inc.      435,000                   2,828
(a)

Malan Realty Investors, Inc.      200,500                   2,807

Mid-Atlantic Realty Trust         320,500                   3,385

New Plan Excel Realty Trust       1,809,400                 37,997

Realty Income Corp.               330,600                   7,893

Vornado Realty Trust              330,000                   11,653

                                                            104,085

TOTAL REAL ESTATE INVESTMENT                                998,541
TRUSTS

SECURITIES INDUSTRY - 0.3%

INVESTMENT MANAGERS - 0.3%

Reckson Service Industries,       698,236                   2,793
Inc.

TOTAL COMMON STOCKS                                         1,050,977
(Cost $960,747)

CONVERTIBLE PREFERRED STOCKS
- 0.1%

                                 SHARES                    VALUE (NOTE 1) (000S)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

REITS - HOTELS - 0.1%

Innkeepers USA Trust Series       62,500                   $ 1,211
A, $2.16 (Cost $1,563)

CASH EQUIVALENTS - 2.5%



Taxable Central Cash Fund (b)     26,803,597                26,804
(Cost $26,804)

TOTAL INVESTMENT IN                                         $ 1,078,992
SECURITIES - 100%
(Cost $989,114)


LEGEND
(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,438,000 or 0.2% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                       ACQUISTION DATE      ACQUISITION COST (000S)

CR Leasing &    Development,   11/19/97             $ 0
Inc.  Class A

 Class B (non-vtg.)            11/19/97             $ 2

Crocker Realty, Inc.  Class A  11/19/97             $ 15

 Class B (non-vtg.)            11/19/97 - 12/28/98  $ 15,215

PS Business   Parks, Inc.      5/6/98               $ 10,368

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $993,319,000. Net unrealized appreciation aggregated $85,673,000, of which $159,233,000 related to appreciated investment securities and $73,560,000 related to depreciated investment securities.

The fund hereby designates approximately $48,988,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund intends to elect to defer to its fiscal year ending January 31, 2000 approximately $29,239,000 of losses recognized during the period November 1, 1998 to January 31, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                       JANUARY
                                        31, 1999

ASSETS

Investment in securities, at            $ 1,078,992
value (cost $989,114) -  See
accompanying schedule

Receivable for investments               11,459
sold

Receivable for fund shares               577
sold

Dividends receivable                     2,472

Interest receivable                      71

Redemption fees receivable               1

Other receivables                        163

 TOTAL ASSETS                            1,093,735

LIABILITIES

Payable for investments         $ 33
purchased

Payable for fund shares          8,443
redeemed

Accrued management fee           572

Other payables and accrued       313
expenses

 TOTAL LIABILITIES                       9,361

NET ASSETS                              $ 1,084,374

Net Assets consist of:

Paid in capital                         $ 1,007,081

Undistributed net investment             4,446
income

Accumulated undistributed net            (17,031)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              89,878
(depreciation) on investments

NET ASSETS, for 71,290 shares           $ 1,084,374
outstanding

NET ASSET VALUE, offering                $15.21
price and redemption price
per share ($1,084,374
(divided by) 71,290 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                         YEAR
                                             ENDED
                                             JANUARY 31, 1999

INVESTMENT INCOME                            $ 82,693
Dividends (including $18,160
received from  affiliated
issuers)

Interest                                      4,178

 TOTAL INCOME                                 86,871

EXPENSES

Management fee                   $ 10,060

Transfer agent fees               4,052

Accounting fees and expenses      652

Non-interested trustees'          6
compensation

Custodian fees and expenses       90

Registration fees                 81

Audit                             46

Legal                             14

Reports to shareholders           146

Miscellaneous                     7

 Total expenses before            15,154
reductions

 Expense reductions               (455)       14,699

NET INVESTMENT INCOME                         72,172

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (4,096)
(including realized loss of
$5,564   on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (14)        (4,110)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (429,373)

 Assets and liabilities in        1           (429,372)
foreign currencies

NET GAIN (LOSS)                               (433,482)

NET INCREASE (DECREASE) IN                   $ (361,310)
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 72,172                     $ 92,148
income

 Net realized gain (loss)         (4,110)                      102,218

 Change in net unrealized         (429,372)                    154,418
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (361,310)                    348,784
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (74,648)                     (91,259)
From net investment income

 From net realized gain           (27,019)                     (65,254)

 In excess of net realized        (13,599)                     -
gain

 TOTAL DISTRIBUTIONS              (115,266)                    (156,513)

Share transactions Net            321,876                      1,046,591
proceeds from sales of shares

 Reinvestment of distributions    107,713                      148,396

 Cost of shares redeemed          (1,349,682)                  (1,103,764)

 NET INCREASE (DECREASE) IN       (920,093)                    91,223
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   566                          1,140

  TOTAL INCREASE (DECREASE)       (1,396,103)                  284,634
IN NET ASSETS

NET ASSETS

 Beginning of period              2,480,477                    2,195,843

 End of period (including        $ 1,084,374                  $ 2,480,477
undistributed net investment
income of $4,446 and $7,650,
respectively)

OTHER INFORMATION
Shares

 Sold                             17,819                       54,293

 Issued in reinvestment of        6,222                        7,571
distributions

 Redeemed                         (76,071)                     (58,833)

 Net increase (decrease)          (52,030)                     3,031



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED JANUARY 31,

                                 1999                     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 20.11                  $ 18.25  $ 14.13  $ 12.62  $ 13.68
of period

Income from Investment
Operations

Net investment income             .75 B                    .79 B    .86 B    .72      .67

Net realized and unrealized       (4.48)                   2.41     3.97     1.50     (1.10)
gain (loss)

Total from investment             (3.73)                   3.20     4.83     2.22     (.43)
operations

Less Distributions

 From net investment income       (.78) D                  (.79)    (.72)    (.71)    (.63)

From net realized gain            (.27) D                  (.56)    -        -        -

In excess of net realized gain    (.13) D                  -        -        -        -

Total distributions               (1.18)                   (1.35)   (.72)    (.71)    (.63)

Redemption fees added to paid     .01                      .01      .01      -        -
 in capital

Net asset value, end of period   $ 15.21                  $ 20.11  $ 18.25  $ 14.13  $ 12.62

TOTAL RETURN A                    (18.98)%                 17.93%   35.45%   18.10%   (3.23)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,084                  $ 2,480  $ 2,196  $ 731    $ 490
(in millions)

Ratio of expenses to average      .89%                     .86%     .94%     .99%     1.06%
net assets

Ratio of expenses to average      .86% C                   .84% C   .90% C   .95% C   1.03% C
net assets after expense
reductions

Ratio of net investment           4.23%                    4.06%    5.63%    6.28%    5.67%
income  to average net assets

Portfolio turnover rate           28%                      76%      55%      85%      75%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $26,533,000 or 2.4% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities,
other than short-term securities,
aggregated $461,669,000 and $1,305,741,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $361,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $430,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $21,000, respectively, under these arrangements.

6. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS
WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS                PURCHASE SALES   DIVIDEND   VALUE
AFFILIATE                           COST     COST    INCOME
Apartment Investment &
 Management Co. Class A             $ -      $  -     $  -      $  -
Bay Apartment Communities, Inc.       -         -        -         -
CenterPoint Properties Trust          1,119     8,211    1,856     -
Duke Realty Investments, Inc.         -         13,081   4,166     -
Excel Legacy Corp.                    922       955      -         -
Glenborough Realty Trust, Inc.        -         8,277    2,408     -
Home Properties of N.Y., Inc.         -         -        -         -
Mack-Cali Realty Corp.                3,772     10,949   3,069     -
Malan Realty Investors, Inc.          -         39       110       -
New Plan Excel Realty Trust, Inc.     1,109     15,397   2,470     -
Reckson Associates Realty Corp.       -         20,745   3,163     -
Red Lions Inns LP                     -         5,004    248       -
Starwood Hotels &
 Resorts Worldwide, Inc.              -         -        -         -
Tanger Factory Outlet Centers, Inc.   1,042     5,612    670       -
TOTALS                              $ 7,964   $ 88,270 $ 18,160  $ -

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Real Estate Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate Investment Portfolio (a fund of Fidelity Devonshire Trust) at January 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate Investment Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
March 11, 1999

DISTRIBUTIONS


A total of 13% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 18, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF                % OF
               VOTES CAST          VOTES CAST
RALPH F. COX
Affirmative    11,686,179,596.28   90.301

Withheld       1,255,148,568.70    9.699

TOTAL          12,941,328,164.98   100.000

PHYLLIS BURKE DAVIS
Affirmative    11,682,992,125.34   90.277

Withheld       1,258,336,039.64    9.723

TOTAL          12,941,328,164.98   100.000

ROBERT M. GATES
Affirmative    11,681,467,382.29   90.265

Withheld       1,259,860,782.69    9.735

TOTAL          12,941,328,164.98   100.000

EDWARD C. JOHNSON 3D
Affirmative    11,683,371,215.62   90.280

Withheld       1,257,956,949.36    9.720

TOTAL          12,941,328,164.98   100.000

E. BRADLEY JONES
Affirmative    11,669,294,690.53   90.171

Withheld       1,272,033,474.45    9.829

TOTAL          12,941,328,164.98   100.000

DONALD J. KIRK
Affirmative    11,689,271,881.03   90.325

Withheld       1,252,056,283.95    9.675

TOTAL          12,941,328,164.98   100.000

               # OF                % OF
               VOTES CAST          VOTES CAST
PETER S. LYNCH
Affirmative    11,690,803,868.46   90.337

Withheld       1,250,524,296.52    9.663

TOTAL          12,941,328,164.98   100.000

WILLIAM O. MCCOY
Affirmative    11,690,491,696.56   90.335

Withheld       1,250,836,468.42    9.665

TOTAL          12,941,328,164.98   100.000

GERALD C. MCDONOUGH
Affirmative    11,674,205,667.03   90.209

Withheld       1,267,122,497.95    9.791

TOTAL          12,941,328,164.98   100.000

MARVIN L. MANN
Affirmative    11,689,754,284.66   90.329

Withheld       1,251,573,880.32    9.671

TOTAL          12,941,328,164.98   100.000

ROBERT C. POZEN
Affirmative    11,687,715,714.99   90.313

Withheld       1,253,612,449.99    9.687

TOTAL          12,941,328,164.98   100.000

THOMAS R. WILLIAMS
Affirmative    11,675,479,177.58   90.219

Withheld       1,265,848,987.40    9.781

TOTAL          12,941,328,164.98   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Real Estate Investment Portfolio.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    686,845,442.19   96.115

Against        7,611,064.22     1.065

Abstain        20,150,473.29    2.820

TOTAL          714,606,979.70   100.000

PROPOSAL 3

To adopt an Amended and Restated
Declaration of Trust.

                    # OF                % OF
                    VOTES CAST          VOTES CAST
Affirmative         10,550,495,730.26   81.926

Against             613,430,706.07      4.764

Abstain             1,714,127,002.49    13.310

TOTAL               12,878,053,438.82   100.000

Broker Non-Votes    63,274,726.16

PROPOSAL 4

To approve an amended management contract for Real Estate Investment
Portfolio.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         636,458,579.93   90.218

Against             24,209,973.68    3.431

Abstain             44,802,331.61    6.351

TOTAL               705,470,885.22   100.000

Broker Non-Votes    9,136,094.48

PROPOSAL 5

To adopt a new fundamental investment policy for Real Estate
Investment Portfolio to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         611,028,134.97   86.613

Against             47,667,176.85    6.757

Abstain             46,775,573.40    6.630

TOTAL               705,470,885.22   100.000

Broker Non-Votes    9,136,094.48

PROPOSAL 6

To make Real Estate Investment Portfolio's current fundamental 65% investment policy non-fundamental.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         616,484,905.48   87.386

Against             39,878,332.91    5.653

Abstain             49,107,646.83    6.961

TOTAL               705,470,885.22   100.000

Broker Non-Votes    9,136,094.48

PROPOSAL 7

To replace Real Estate Investment Portfolio's non-fundamental investment policy concerning the purchase and sale of real estate with a fundamental investment policy.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         624,693,578.21   88.550

Against             28,838,050.50    4.088

Abstain             51,939,256.51    7.362

TOTAL               705,470,885.22   100.000

Broker Non-Votes    9,136,094.48

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Barry Greenfield, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

REA-ANN-0399  72337
1.700141.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY
UTILITIES
FUND

ANNUAL REPORT
JANUARY 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   13  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  17  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  22  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          23

PROXY VOTING RESULTS   24

OF SPECIAL NOTE        26

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY UTILITIES                32.60%       132.45%       375.91%

S&P 500 (registered trademark)    32.49%       196.12%       462.78%

Russell 3000 Utilities            42.26%       150.69%       397.90%

Utility Funds Average             18.69%       86.30%        279.09%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Russell 3000 Utilities Index - a market capitalization-weighted index comprised of over 200 utility stocks that are included in the Russell 3000 Index. To measure how the fund's performance stacked up against its peers, you can compare it to the utility funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY UTILITIES                32.60%       18.38%        16.88%

S&P 500                           32.49%       24.25%        18.86%

Russell 3000 Utilities            42.26%       20.18%        17.41%

Utility Funds Average             18.69%       13.15%        14.09%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Utilities                   S&P 500
Russell 3000 Utilities
             00311                       SP001
RS018
  1989/01/31      10000.00                    10000.00
   10000.00
  1989/02/28       9810.81                     9751.00
    9830.00
  1989/03/31       9920.21                     9978.20
   10119.99
  1989/04/30      10221.37                    10496.07
   10770.70
  1989/05/31      10714.19                    10921.16
   11386.78
  1989/06/30      10934.20                    10858.91
   11526.84
  1989/07/31      11508.71                    11839.47
   12415.56
  1989/08/31      11388.25                    12071.52
   12391.97
  1989/09/30      11444.53                    12022.03
   12736.47
  1989/10/31      11482.15                    11743.12
   12721.18
  1989/11/30      11848.90                    11982.68
   13059.57
  1989/12/31      12399.34                    12270.26
   13824.86
  1990/01/31      11769.53                    11446.92
   12486.61
  1990/02/28      11799.05                    11594.59
   12490.36
  1990/03/31      11788.66                    11901.85
   12770.14
  1990/04/30      11313.06                    11604.30
   12177.61
  1990/05/31      11859.49                    12735.72
   13030.04
  1990/06/30      11909.93                    12649.12
   12669.11
  1990/07/31      11920.20                    12608.64
   12508.21
  1990/08/31      11313.92                    11468.82
   11442.51
  1990/09/30      11488.61                    10910.29
   11625.59
  1990/10/31      12188.37                    10863.37
   12364.98
  1990/11/30      12459.92                    11565.15
   12526.96
  1990/12/31      12628.36                    11887.81
   12679.79
  1991/01/31      12574.80                    12406.12
   12602.44
  1991/02/28      13024.67                    13293.16
   13086.38
  1991/03/31      13178.99                    13614.86
   13383.44
  1991/04/30      13178.99                    13647.53
   13410.20
  1991/05/31      13178.99                    14237.10
   13273.42
  1991/06/30      13080.56                    13585.05
   13180.51
  1991/07/31      13490.37                    14218.11
   13631.28
  1991/08/31      13822.64                    14555.08
   13916.17
  1991/09/30      14260.09                    14312.01
   14205.63
  1991/10/31      14439.75                    14503.79
   14437.18
  1991/11/30      14552.03                    13919.29
   14298.58
  1991/12/31      15303.35                    15511.65
   15370.98
  1992/01/31      14800.10                    15223.14
   14766.90
  1992/02/29      14742.91                    15421.04
   14495.19
  1992/03/31      14571.57                    15120.33
   14437.21
  1992/04/30      15049.52                    15564.86
   15193.72
  1992/05/31      15352.61                    15641.13
   15113.19
  1992/06/30      15505.15                    15408.08
   15293.04
  1992/07/31      16342.95                    16038.27
   16284.03
  1992/08/31      16366.55                    15709.48
   16127.70
  1992/09/30      16413.89                    15894.86
   16334.13
  1992/10/31      16390.01                    15950.49
   16255.73
  1992/11/30      16545.20                    16494.40
   16538.58
  1992/12/31      16971.51                    16697.28
   17246.43
  1993/01/31      17156.12                    16837.54
   17524.10
  1993/02/28      18066.84                    17066.53
   18619.35
  1993/03/31      18552.97                    17426.63
   19034.57
  1993/04/30      18378.06                    17004.91
   18798.54
  1993/05/31      18428.04                    17460.64
   19088.03
  1993/06/30      19295.35                    17511.28
   19901.18
  1993/07/31      19534.81                    17441.23
   20329.06
  1993/08/31      20429.63                    18102.25
   21117.83
  1993/09/30      20441.93                    17962.87
   20931.99
  1993/10/31      20276.77                    18334.70
   20879.66
  1993/11/30      19438.25                    18160.52
   19651.94
  1993/12/31      19620.31                    18380.26
   19720.72
  1994/01/31      20473.36                    19005.19
   19860.74
  1994/02/28      19633.23                    18490.15
   18790.24
  1994/03/31      18890.39                    17683.98
   18168.28
  1994/04/30      19368.62                    17910.33
   18587.97
  1994/05/31      19023.23                    18204.06
   18275.69
  1994/06/30      18873.24                    17758.06
   18021.66
  1994/07/31      19462.61                    18340.53
   18681.25
  1994/08/31      19609.95                    19092.49
   18832.57
  1994/09/30      19086.20                    18624.72
   18431.44
  1994/10/31      19072.69                    19043.78
   18593.64
  1994/11/30      18464.85                    18350.20
   17983.76
  1994/12/31      18583.01                    18622.34
   18118.64
  1995/01/31      19166.40                    19105.22
   19126.04
  1995/02/28      19436.75                    19849.75
   19259.92
  1995/03/31      19538.64                    20435.51
   19150.14
  1995/04/30      20127.24                    21037.34
   19590.59
  1995/05/31      20586.63                    21878.20
   20099.95
  1995/06/30      20720.30                    22386.43
   20497.93
  1995/07/31      21329.29                    23128.76
   21049.32
  1995/08/31      21793.29                    23186.82
   21666.07
  1995/09/30      22800.65                    24165.30
   23100.36
  1995/10/31      22903.09                    24079.03
   23326.74
  1995/11/30      23488.47                    25136.10
   23795.61
  1995/12/31      24273.76                    25620.22
   24873.55
  1996/01/31      24649.28                    26492.33
   25405.45
  1996/02/29      24003.38                    26737.92
   24758.63
  1996/03/31      23814.42                    26995.40
   24417.20
  1996/04/30      24561.48                    27393.32
   24611.79
  1996/05/31      24515.74                    28099.79
   24771.69
  1996/06/30      25085.03                    28206.85
   25286.84
  1996/07/31      23979.02                    26960.67
   23078.54
  1996/08/31      24332.33                    27529.27
   23073.69
  1996/09/30      24606.88                    29078.62
   23264.77
  1996/10/31      25550.92                    29880.61
   23779.24
  1996/11/30      26912.81                    32139.28
   24828.79
  1996/12/31      27050.29                    31502.60
   25206.53
  1997/01/31      27786.14                    33470.89
   25687.98
  1997/02/28      27866.12                    33733.30
   26096.42
  1997/03/31      26697.06                    32347.20
   24580.22
  1997/04/30      27379.93                    34278.32
   24880.09
  1997/05/31      28810.71                    36365.19
   26166.40
  1997/06/30      29508.23                    37994.35
   27001.10
  1997/07/31      30441.10                    41017.56
   27578.93
  1997/08/31      29606.43                    38719.76
   26837.05
  1997/09/30      31708.05                    40840.44
   28938.40
  1997/10/31      31790.41                    39476.37
   29624.24
  1997/11/30      34063.51                    41303.73
   32651.83
  1997/12/31      35596.94                    42012.91
   34434.62
  1998/01/31      35889.62                    42477.58
   34999.35
  1998/02/28      37224.96                    45541.06
   35601.34
  1998/03/31      40102.05                    47873.22
   38848.18
  1998/04/30      39301.87                    48354.82
   37492.38
  1998/05/31      39171.61                    47523.60
   37079.96
  1998/06/30      39786.65                    49454.01
   38229.44
  1998/07/31      39880.09                    48927.32
   38764.65
  1998/08/31      35282.85                    41853.41
   36167.42
  1998/09/30      38615.28                    44534.54
   39784.16
  1998/10/31      40191.41                    48156.98
   41486.93
  1998/11/30      41523.62                    51075.78
   42764.72
  1998/12/31      45755.30                    54018.76
   47390.16
  1999/01/29      47591.04                    56277.83
   49789.66
IMATRL PRASUN   SHR__CHT 19990131 19990216 100317 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Utilities Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $47,591 - a 375.91% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and the Russell 3000 Utilities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 in the S&P 500 Index would have grown to $56,278 - a 462.78% increase. If $10,000 was put in the Russell 3000 Utilities Index, it would have grown to $49,790 - a 397.90% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

After celebrating many happy
returns in 1998, U.S. stock market
investors found new reasons to
cheer in early 1999, as the
Standard and Poor's 500 Index,
Dow Jones Industrial Average, and
NASDAQ all reached record highs
in January. For the 12-month
period ending January 31, 1999,
the S&P 500 Index - a popular
performance measure of U.S. stock
markets - boasted a 32.49%
return. Remarkable symmetries
between the first month of 1999
and the 11-month period preceding
it were noticeably apparent. As
was the case a year ago, the U.S.
economy demonstrated remarkable
resiliency. The triumvirate of low
inflation, low unemployment and
low interest rates continued to offset
economic uncertainty abroad and
political unrest at home. Extreme
volatility was also evident. But while
the impact of Brazil's currency
devaluation in mid-January did not
quite have the same disastrous
results as Russia's devaluation of the
ruble last August, the aftershocks
were still felt worldwide. Three
separate 0.25% interest-rate cuts by
the Federal Reserve Board late last
fall helped pull the U.S. stock
market out of the tailspin Russia's
actions caused, while Brazil's
battered currency - and U.S.
investors' pulse rates - stabilized
quickly after it was freed to float
against other currencies.

(photographo of Peter Saperstone)

NOTE TO SHAREHOLDERS:
Peter Saperstone, became Portfolio Manager of Fidelity Utilities Fund on October 30, 1998.

Q. HOW DID THE FUND PERFORM, PETER?

A. For the 12 months that ended January 31, 1999, the fund had a total return of 32.60%. This underperformed the Russell 3000 Utilities Index, which returned 42.26%. During the same period, the fund outpaced the 14.00% return for the Standard & Poor's Utilities Index and the utility funds average tracked by Lipper Inc., which returned 18.69%. The fund changed its utilities benchmark index from the S&P Utilities Index to the Russell 3000 Utilities Index because the Russell index better represents the broad universe of utilities stocks, including telephone companies which were eliminated from the S&P Utilities Index.

Q. WHAT FACTORS CAUSED THE FUND TO OUTPERFORM THE S&P UTILITIES INDEX, YET LAG THE RUSSELL INDEX?

A. As I mentioned, this was a transition year for the fund in terms of the benchmark I managed against. Broadly speaking, telephone stocks dramatically outperformed electric utilities. The fund's 55% telephone services weight therefore helped it outpace the S&P Utilities benchmark, which has no telephone exposure. But the fund was underweight telephone stocks relative to the Russell index. This is the chief reason why the fund out-paced one benchmark and lagged the other.

Q. WHY DID THE TELEPHONE SERVICES SECTOR CONTINUE TO PERFORM SO WELL?

A. Demand for telecommunications services continues to grow at three times the rate of the Gross Domestic Product. The explosive growth of the Internet and other data services for both business and residential use is benefiting the entire telecommunications sector. As a result, these stocks performed very well during the period.

Q. WERE THERE ANY NEW DEVELOPMENTS REGARDING THE DEREGULATION OF THE TELECOMMUNICATIONS INDUSTRY?

A. Deregulation continues to be a slow process. It has been three years since the telecommunications act and the regional Bell operating companies (RBOCs) still are not allowed to enter the long-distance market. This delay benefits the long-distance companies that already have the ability to operate in the local markets. In addition, long-distance capability is crucial in order to capitalize on the explosive growth of data traffic. The companies that can offer a nationwide and international data network have a big advantage over those that are slow to enter this market.

Q. WHAT WAS THE MARKET ENVIRONMENT LIKE FOR ELECTRIC UTILITIES?

A. It was a difficult environment. However, many of these stocks have been out of favor for a while and started to look inexpensive considering the stable earnings growth of some electric utility companies. I've begun to buy some electric utilities given their attractive valuations.

Q. WHICH STOCKS WERE THE MAJOR CONTRIBUTORS TO TOTAL RETURN?

A. MCI WorldCom's stock continued to provide a significant boost to the fund's total return. The company continues to be one of the most compelling growth stories in the industry. MCI WorldCom is one of the best-positioned fast-growing telecommunications companies in the data and Internet market, which could drive higher revenue growth than the industry. Given its end-to-end network assets and synergies from the merger with MCI, MCI WorldCom could generate higher operating profit margins compared to the industry over time. Another solid performer for the fund was Qwest Communications. This company offers a high-capacity fiber-optic network to deliver data communications; the stock appreciated significantly in response to the strong growth outlook for data-networking traffic.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

A. Owning shares of Tel-Save.com was quite a roller-coaster ride during the period. During January the stock dropped from a high of approximately $22 to close at around $12.50 at the end of the period. The stock dropped primarily in response to investors' concerns regarding management changes. A number of the fund's international stocks, most notably Telebras, hurt fund performance.

Q. WHAT'S YOUR OUTLOOK, PETER?

A. I don't anticipate any major changes to the fund's holdings and asset allocation. In the short term, the fund is positioned to take advantage of the growth potential in the telecom sector. However, if the market continues to bid up the prices of telephone utilities, I may continue to take some profits for the fund. Most likely, any changes to the fund's holdings would be in an effort to lower the fund's risk profile or to capitalize on any opportunities in other sectors, such as electric utilities, which offer some compelling stock valuations.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high total return through
a combination of current
income and capital
appreciation

FUND NUMBER: 311

TRADING SYMBOL: FIUIX

START DATE: November 27,
1987

SIZE: as of January 31,
1999, more than $2.2
billion

MANAGER: Peter Saperstone,
since October 1998;
manager, Fidelity Select
Telecommunication, since
1998; manager, Fidelity
Select Defense and
Aerospace Portfolio, 1997-
1998; manager, Fidelity
Select Air Transportation
Portfolio, 1997-1998;
manager, Fidelity Select
Construction and Housing
Portfolio, 1996-
1997; joined Fidelity in
1995

PETER SAPERSTONE ON CHANGES
OCCURRING IN THE
TELECOMMUNICATIONS INDUSTRY:

"Changes in the
telecommunications industry are
being driven primarily by new
technology and deregulation. On
the technology front, old phone
systems are giving way to digital
technology that will be the
underpinnings of tomorrow's
global communications networks.
At the heart of this profound
change is the Internet. The
Internet's explosive growth in
customer traffic and increasing
demand for data requires speedy
networks that can service
customers needs. The technology
and business environment is
changing rapidly and the trend
seems to be toward companies
that can carry both data and voice
traffic.

"On the deregulation side, new
competition is entering the local
markets and regional barriers are
being broken down for all
telephone service providers. By
increasing competition, this new
market environment is also
creating opportunities for the
industry. I will be closely
monitoring developments within
technology and deregulation to
determine which companies
are most likely to be the winners in
this changing business
environment."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

MCI WorldCom, Inc.                15.2                     15.8

AT&T Corp.                        5.8                      6.3

Qwest Communications              5.4                      4.4
International, Inc.

GTE Corp.                         4.6                      4.5

Tele-Communications, Inc.         3.9                      0.0
(TCI Group) Series A

Bell Atlantic Corp.               3.5                      0.5

MediaOne Group, Inc. $3.63 PIES   3.3                      2.9

BellSouth Corp.                   2.8                      2.6

Duke Energy Corp.                 2.5                      1.6

ALLTEL Corp.                      2.5                      0.4

TOP UTILITY INDUSTRIES AS OF
JANUARY 31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

Telephone Services                55.1                     45.6

Electric Utility                  13.2                     21.7

Gas                               4.4                      9.0


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *

Stocks 82.0%
Convertible
securities 3.7%
Short-term
investments 14.3%
*FOREIGN
INVESTMENTS 3.2%

Row: 1, Col: 1, Value: 82.0
Row: 1, Col: 2, Value: 3.7
Row: 1, Col: 3, Value: 14.3

AS OF JULY 31, 1998 **

Stocks 84.4%
Convertible
securities 4.2%
Short-term
investments 11.4%
**FOREIGN
INVESTMENTS 7.9%

Row: 1, Col: 1, Value: 84.40000000000001
Row: 1, Col: 2, Value: 4.2
Row: 1, Col: 3, Value: 11.4




INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 82.0%

                                 SHARES                     VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.5%

Cordant Technologies, Inc.        650,000                   $ 20,638

Howmet International, Inc. (a)    884,700                    13,713

                                                             34,351

ENERGY - 2.1%

OIL & GAS - 2.1%

Coastal Corp. (The)               1,607,000                  47,909

HOLDING COMPANIES - 0.0%

Iven SA (a)                       2,875,000                  290

MEDIA & LEISURE - 5.2%

BROADCASTING - 3.9%

Tele-Communications, Inc.         1,285,164                  88,114
(TCI Group) Series A (a)

ENTERTAINMENT - 1.3%

Tele-Communications, Inc.         1,063,372                  28,977
(TCI Ventures Group) Series
A (a)

TOTAL MEDIA & LEISURE                                        117,091

UTILITIES - 73.2%

CELLULAR - 0.6%

Nextel Communications, Inc.       431,800                    13,818
Class A (a)

SkyTel Communications, Inc.       13,300                     351
(a)

                                                             14,169

ELECTRIC UTILITY - 13.0%

Allegheny Energy, Inc.            487,900                    15,430

Citizens Utilities Co. Class B    458,331                    3,581

CMS Energy Corp.                  1,100,000                  47,094

Consolidated Edison, Inc.         520,000                    25,708

DPL, Inc.                         615,150                    11,649

Duke Energy Corp.                 925,593                    57,213

Entergy Corp.                     800,000                    23,550

Niagara Mohawk Power Corp. (a)    2,922,300                  44,748

Northeast Utilities (a)           736,800                    11,282

PG&E Corp.                        1,006,800                  32,155

Scottish & Southern Energy PLC    79,300                     758

Southern Co.                      244,300                    6,581

Unicom Corp.                      400,300                    14,261

                                                             294,010

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - 4.4%

Columbia Gas System, Inc.         278,100                   $ 14,392

Consolidated Natural Gas Co.      282,800                    14,511

Eastern Enterprises Co.           397,800                    16,011

Enron Corp.                       378,223                    24,963

KeySpan Energy                    309,800                    8,384

Williams Companies, Inc.          651,440                    21,498

                                                             99,759

TELEPHONE SERVICES - 55.1%

ALLTEL Corp.                      886,000                    57,202

Ameritech Corp.                   700,000                    45,588

AT&T Corp.                        1,438,619                  130,555

BCE, Inc.                         841,000                    37,731

Bell Atlantic Corp.               1,295,700                  77,742

BellSouth Corp.                   1,429,000                  63,769

Cincinnati Bell, Inc.             784,500                    15,935

Frontier Corp.                    194,100                    7,012

Global TeleSystems Group,         290,300                    18,180
Inc. (a)

GST Telecommunications, Inc.      250,000                    2,125
(a)

GTE Corp.                         1,540,300                  103,970

MCI WorldCom, Inc. (a)            4,304,797                  343,304

McLeodUSA, Inc. Class A (a)       304,300                    12,647

Qwest Communications              2,044,475                  122,541
International, Inc. (a)

SBC Communications, Inc.          1,002,160                  54,117

Sprint Corp. (FON Group)          609,600                    51,130

Tel-Save.com, Inc. (a)(c)         2,562,100                  32,507

Telebras sponsored ADR            160,000                    10,070
PFD-Holdr (a)

Telecom Italia Mobile Spa         2,882,100                  19,434

U.S. WEST, Inc.                   550,000                    33,928

WinStar Communications, Inc.      73,100                     3,139
(a)

                                                             1,242,626

WATER - 0.1%

American Water Works, Inc.        56,957                     1,691

TOTAL UTILITIES                                              1,652,255

TOTAL COMMON STOCKS                                          1,851,896
(Cost $1,174,518)

CONVERTIBLE PREFERRED STOCKS
- 3.7%

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 3.3%

BROADCASTING - 3.3%

MediaOne Group, Inc. $3.63        905,000                   $ 74,436
PIES

TECHNOLOGY - 0.2%

COMMUNICATIONS EQUIPMENT - 0.2%

Intermedia Communications,        160,500                    3,631
Inc. Series D, $1.75
depositary shares

UTILITIES - 0.2%

ELECTRIC UTILITY - 0.2%

Citizens Utilities Trust          141,300                    5,723
$2.50 EPPICS

TOTAL CONVERTIBLE PREFERRED                                  83,790
STOCKS
(Cost $64,657)

CASH EQUIVALENTS - 14.3%



Taxable Central Cash Fund (b)     321,892,210                321,892
(Cost $321,892)

TOTAL INVESTMENT IN                                          $ 2,257,578
SECURITIES - 100%
(Cost $1,561,067)


SECURITY TYPE ABBREVIATIONS
EPPICS - Equity Providing Preferred
         Income Convertible Securities
PIES   - Premium Income
         Equity Securities

LEGEND
(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company (see Note 8 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,565,044,000. Net unrealized appreciation aggregated $692,534,000, of which $722,606,000 related to appreciated investment securities and $30,072,000 related to depreciated investment securities.

The fund hereby designates approximately $130,888,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                       JANUARY
                                        31, 1999

ASSETS

Investment in securities, at            $ 2,257,578
value (cost $1,561,067) -
See accompanying schedule

Receivable for investments               5,103
sold

Receivable for fund shares               3,304
sold

Dividends receivable                     4,266

Interest receivable                      839

Other receivables                        27

 TOTAL ASSETS                            2,271,117

LIABILITIES

Payable for investments        $ 1,297
purchased

Payable for fund shares         3,827
redeemed

Accrued management fee          1,066

Other payables and accrued      394
expenses

Collateral on securities        19,480
loaned, at value

 TOTAL LIABILITIES                       26,064

NET ASSETS                              $ 2,245,053

Net Assets consist of:

Paid in capital                         $ 1,392,425

Undistributed net investment             2,051
income

Accumulated undistributed net            153,833
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              696,744
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 93,117 shares           $ 2,245,053
outstanding

NET ASSET VALUE, offering                $24.11
price and redemption price
per share ($2,245,053
(divided by) 93,117 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       YEAR
                                           ENDED
                                           JANUARY 31, 1999

INVESTMENT INCOME                          $ 37,689
Dividends

Interest (including income on               7,134
securities loaned of $318)

 TOTAL INCOME                               44,823

EXPENSES

Management fee Basic fee         $ 8,919

 Performance adjustment           2,082

Transfer agent fees               3,426

Accounting and security           703
lending fees

Non-interested trustees'          11
compensation

Custodian fees and expenses       103

Registration fees                 63

Audit                             43

Legal                             11

Interest                          2

Reports to shareholders           110

Miscellaneous                     11

 Total expenses before            15,484
reductions

 Expense reductions               (401)     15,083

NET INVESTMENT INCOME                       29,740

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            247,695

 Foreign currency transactions    (57)      247,638

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            259,441

 Assets and liabilities in        233       259,674
foreign currencies

NET GAIN (LOSS)                             507,312

NET INCREASE (DECREASE) IN                 $ 537,052
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 29,740                     $ 31,163
income

 Net realized gain (loss)         247,638                      216,140

 Change in net unrealized         259,674                      102,443
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       537,052                      349,746
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (29,380)                     (31,789)
From net investment income

 From net realized gain           (111,326)                    (171,605)

 TOTAL DISTRIBUTIONS              (140,706)                    (203,394)

Share transactions Net            835,843                      796,964
proceeds from sales of shares

 Reinvestment of distributions    126,670                      185,940

 Cost of shares redeemed          (852,099)                    (670,869)

 NET INCREASE (DECREASE) IN       110,414                      312,035
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       506,760                      458,387
IN NET ASSETS

NET ASSETS

 Beginning of period              1,738,293                    1,279,906

 End of period (including        $ 2,245,053                  $ 1,738,293
undistributed net investment
income of $2,051 and $2,016,
respectively)

OTHER INFORMATION
Shares

 Sold                             39,125                       40,935

 Issued in reinvestment of        5,990                        9,844
distributions

 Redeemed                         (40,585)                     (35,868)

 Net increase (decrease)          4,530                        14,911



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED JANUARY 31,

                                 1999                     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 19.62                  $ 17.37  $ 16.41  $ 13.47  $ 15.84
of period

Income from Investment
Operations

 Net investment income            .35 B                    .43 B    .48 B    .54      .55

 Net realized and unrealized      5.78                     4.46     1.50     3.22     (1.58)
 gain (loss)

 Total from investment            6.13                     4.89     1.98     3.76     (1.03)
operations

Less Distributions

 From net investment income       (.35)                    (.44)    (.48)    (.54)    (.54)

 From net realized gain           (1.29)                   (2.20)   (.54)    (.28)    (.68)

 In excess of net realized        -                        -        -        -        (.12)
gain

 Total distributions              (1.64)                   (2.64)   (1.02)   (.82)    (1.34)

Net asset value, end of period   $ 24.11                  $ 19.62  $ 17.37  $ 16.41  $ 13.47

TOTAL RETURN A                    32.60%                   29.16%   12.73%   28.61%   (6.38)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,245                  $ 1,738  $ 1,280  $ 1,546  $ 1,171
(in millions)

Ratio of expenses to average      .85%                     .87%     .84%     .80%     .88%
net assets

Ratio of expenses to average      .83% C                   .85% C   .81% C   .77% C   .87% C
net assets after expense
reductions

Ratio of net investment           1.63%                    2.34%    2.96%    3.69%    3.87%
income to average net assets

Portfolio turnover rate           55%                      57%      56%      98%      98%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds foreign currency transactions, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $921,687,000 and $983,188,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .60% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $89,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $20,278,000. The fund received cash collateral of $19,480,000.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $6,973,000 and $6,537,000, respectively. The weighted average interest rate was 5.85%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $375,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $23,000, respectively, under these arrangements.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:





SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE            COST     COST  INCOME
Tel-Save.com, Inc.   $ -      $ -   $ -      $ 32,507

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Utilities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Utilities Fund (a fund of Fidelity Devonshire Trust) at January 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Utilities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
March 11, 1999

DISTRIBUTIONS


The Board of Trustees of Fidelity Utilities Fund voted to pay on March 8, 1999, to shareholders of record at the opening of business on March 5, 1999, a distribution of $1.35 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.07 per share from net investment income.

A total of 84.73% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 18, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF                % OF
               VOTES CAST          VOTES CAST
RALPH F. COX
Affirmative    11,686,179,596.28   90.301

Withheld       1,255,148,568.70    9.699

TOTAL          12,941,328,164.98   100.000

PHYLLIS BURKE DAVIS
Affirmative    11,682,992,125.34   90.277

Withheld       1,258,336,039.64    9.723

TOTAL          12,941,328,164.98   100.000

ROBERT M. GATES
Affirmative    11,681,467,382.29   90.265

Withheld       1,259,860,782.69    9.735

TOTAL          12,941,328,164.98   100.000

EDWARD C. JOHNSON 3D
Affirmative    11,683,371,215.62   90.280

Withheld       1,257,956,949.36    9.720

TOTAL          12,941,328,164.98   100.000

E. BRADLEY JONES
Affirmative    11,669,294,690.53   90.171

Withheld       1,272,033,474.45    9.829

TOTAL          12,941,328,164.98   100.000

DONALD J. KIRK
Affirmative    11,689,271,881.03   90.325

Withheld       1,252,056,283.95    9.675

TOTAL          12,941,328,164.98   100.000

               # OF                % OF
               VOTES CAST          VOTES CAST
PETER S. LYNCH
Affirmative    11,690,803,868.46   90.337

Withheld       1,250,524,296.52    9.663

TOTAL          12,941,328,164.98   100.000

WILLIAM O. MCCOY
Affirmative    11,690,491,696.56   90.335

Withheld       1,250,836,468.42    9.665

TOTAL          12,941,328,164.98   100.000

GERALD C. MCDONOUGH
Affirmative    11,674,205,667.03   90.209

Withheld       1,267,122,497.95    9.791

TOTAL          12,941,328,164.98   100.000

MARVIN L. MANN
Affirmative    11,689,754,284.66   90.329

Withheld       1,251,573,880.32    9.671

TOTAL          12,941,328,164.98   100.000

ROBERT C. POZEN
Affirmative    11,687,715,714.99   90.313

Withheld       1,253,612,449.99    9.687

TOTAL          12,941,328,164.98   100.000

THOMAS R. WILLIAMS
Affirmative    11,675,479,177.58   90.219

Withheld       1,265,848,987.40    9.781

TOTAL          12,941,328,164.98   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Utilities Fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    914,784,035.57   95.806

Against        10,757,673.32    1.127

Abstain        29,287,523.93    3.067

TOTAL          954,829,232.82   100.000

PROPOSAL 3

To adopt an Amended and Restated Declaration of Trust.

                    # OF                % OF
                    VOTES CAST          VOTES CAST
Affirmative         10,550,495,730.26   81.926

Against             613,430,706.07      4.764

Abstain             1,714,127,002.49    13.310

TOTAL               12,878,053,438.82   100.000

Broker Non-Votes    63,274,726.16

PROPOSAL 4

To approve an amended management contract for Utilities Fund.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         812,220,197.66   90.213

Against             38,485,477.72    4.275

Abstain             49,627,468.80    5.512

TOTAL               900,333,144.18   100.000

Broker Non-Votes    54,496,088.64

PROPOSAL 5

To adopt a new fundamental investment policy for Utilities Fund to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         767,150,098.00   85.207

Against             78,498,779.97    8.719

Abstain             54,684,266.21    6.074

TOTAL               900,333,144.18   100.000

Broker Non-Votes    54,496,088.64

PROPOSAL 6

To amend Utilities Fund's fundamental investment limitation concerning the concentration of its investments in the public utilities industry.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         802,909,753.13   89.179

Against             51,028,033.61    5.668

Abstain             46,395,357.44    5.153

TOTAL               900,333,144.18   100.000

Broker Non-Votes    54,496,088.64

PROPOSAL 7

To amend Utilities Fund's fundamental investment limitation concerning diversification, to exclude securities of other investment companies from the limitation.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         782,559,968.39   86.919

Against             62,487,273.00    6.940

Abstain             55,285,902.79    6.141

TOTAL               900,333,144.18   100.000

Broker Non-Votes    54,496,088.64

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

UIF-ANN-0399  71630
1.700458.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com